                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-3706
                                  ----------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
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               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
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  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:      08-31
                          ------------------------------------------------------

Date of reporting period:     05-31-2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA TAX-FREE MONEY MARKET FUND
MAY 31, 2005

[american century investments logo and text logo]

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

SHORT-TERM MUNICPAL SECURITIES - 99.3%
CALIFORNIA - 99.3%
       $10,719,653  ABN AMRO Leasetops Certificates
                    Trust Rev., Series 2003-1,
                    VRDN, 3.13%, 6/1/05 (Ambac)
                    (SBBPA: ABN AMRO Bank
                    N.V.) (Acquired 1/29/03, Cost
                    $10,719,653)(1)                                 $ 10,719,653
         4,605,000  Alameda-Contra Costa Schools
                    Financing Auth. COP , Series 1999
                    H, (Capital Improvements
                    Financing Projects), VRDN, 3.13%,
                    6/2/05 (Ambac)                                     4,605,000
         2,070,000  Alameda-Contra Costa Schools
                    Financing Auth. COP, Series 1997
                    D, VRDN, 3.06%, 6/2/05 (LOC:
                    Bank of Nova Scotia)                               2,070,000
         3,025,000  Alameda-Contra Costa Schools
                    Financing Auth. COP, Series 1999
                    G, (Capital Improvements
                    Financing Projects), VRDN, 3.13%,
                    6/2/05 (Ambac) (LOC: Dexia
                    Credit Local)                                      3,025,000
           740,000  Alameda-Contra Costa Schools
                    Financing Auth. COP, Series
                    2000 I, VRDN, 3.06%, 6/2/05
                    (Ambac) (SBBPA: KBC Bank N.V.)                       740,000
         3,660,000  Alvord Unified School District
                    Financing Corporation COP, VRDN,
                    2.96%, 6/2/05 (LOC: KBC
                    Bank N.V.)                                         3,660,000
         4,875,000  Apple Valley COP, (Public Facilities
                    Financing), VRDN, 2.97%,
                    6/2/05 (LOC: California State
                    Teacher's Retirement)                              4,875,000
         6,210,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Episcopal Homes Foundation),
                    VRDN, 3.06%, 6/1/05 (LOC: Wells
                    Fargo Bank, N.A)                                   6,210,000
         1,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev.,
                    (Point Loma Nazarene University),
                    VRDN, 3.01%, 6/2/05 (LOC:
                    Allied Irish Bank plc)                             1,000,000
         5,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev., (The
                    Thacher School), VRDN, 2.99%,
                    6/2/05 (SBBPA: Keybank, N.A.)                      5,000,000
         2,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev.,
                    Series 2002 A, (Hamilin School),
                    VRDN, 2.95%, 6/2/05 (LOC:
                    BNP Paribas)                                       2,000,000
        10,000,000  Auburn Union School District
                    COP, VRDN, 2.95%, 6/2/05 (FSA)
                    (SBBPA: Dexia Credit Local)                       10,000,000
         2,300,000  Barstow Multifamily Housing Rev.,
                    (Desert Vista Apartments),
                    VRDN, 2.96%, 6/1/05 (LOC: FHLB)                    2,300,000
         3,295,000  California Department of Water
                    Resources Power Supply Rev.,
                    (PT 748), VRDN, 3.02%, 6/2/05
                    (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 2/27/03,
                    Cost $3,295,000)(1)                                3,295,000
        19,850,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 B2, VRDN, 3.05%,
                    6/1/05 (LOC: BNP Paribas)                         19,850,000
         7,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 C14, VRDN, 2.91%,
                    6/2/05 (LOC: Westdeutsche
                    Landesbank AG)                                     7,000,000
         6,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 C16, VRDN, 2.95%,
                    6/2/05 (LOC: Bank of New York)                     6,000,000
        20,875,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 C7, VRDN, 2.91%,
                    6/2/05 (FSA) (SBBPA: Dexia
                    Credit Local)                                     20,875,000
         7,700,000  California Department of Water
                    Resources Rev., Series 2002
                    B-5, VRDN, 2.89%, 6/1/05
                    (LOC: Bayerische Landesbank)                       7,700,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         3,200,000  California Economic Development
                    Financing Auth. Rev., (Volk
                    Enterprises Inc.), VRDN, 2.95%,
                    6/2/05 (LOC: JPMorgan Chase
                    Bank) (Acquired 3/8/04,
                    Cost $3,200,000)(1)                                3,200,000
         6,850,000  California Economic Recovery
                    Rev., Series 2004 C1, VRDN,
                    3.05%, 6/1/05 (SBBPA:
                    Landesbank Baden-Wuerttemberg)                     6,850,000
         2,075,000  California Economic Recovery
                    Rev., Series 2004 L20J, VRDN,
                    3.07%, 6/1/05 (LIQ FAC: Lehman
                    Liquidity Company LLC) (Acquired
                    5/13/04, Cost $2,075,000)(1)                       2,075,000
        10,200,000  California Educational Facilities
                    Auth. Rev., (Chapman University),
                    VRDN, 3.07%, 6/1/05 (LOC:
                    Allied Irish Bank plc)                            10,200,000
           315,000  California Educational Facilities
                    Auth. Rev., (Mount St. Mary's
                    College), VRDN, 3.03%, 6/1/05
                    (LOC: AIB Group)                                     315,000
         2,150,000  California Educational Facilities
                    Auth. Rev., (Point Loma Nazarene
                    University), VRDN, 3.01%, 6/2/05
                    (GO of University) (LOC: Allied
                    Irish Bank plc)                                    2,150,000
         3,760,000  California Educational Facilities
                    Auth. Rev., Series 2002 A, (Art
                    Center Design College), VRDN,
                    3.01%, 6/2/05 (LOC: Allied Irish
                    Bank plc)                                          3,760,000
         7,305,000  California Educational Facilities
                    Auth. Rev., Series 2002 B, (Art
                    Center Design College), VRDN,
                    3.01%, 6/2/05 (LOC: Allied Irish
                    Bank plc)                                          7,305,000
         5,000,000  California GO, (PA 1164), VRDN,
                    3.01%, 6/2/05 (LOC: Merrill
                    Lynch Capital Services, Inc.)
                    (Acquired 7/10/03, Cost
                    $5,000,000)(1)                                     5,000,000
         5,000,000  California GO, Series 2003 C3,
                    VRDN, 2.96%, 6/2/05 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale, Bank of America
                    N.A., Bank of Nova Scotia)                         5,000,000
        11,100,000  California GO, Series 2003 C4,
                    VRDN, 2.95%, 6/2/05 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale, Bank of America
                    N.A., Bank of Nova Scotia)                        11,100,000
         2,500,000  California GO, Series 2005,
                    (PA 1300), VRDN, 3.00%,
                    6/2/05 (LOC: Merrill Lynch
                    Capital Services, Inc.) (Acquired
                    5/26/05, Cost $2,500,000)(1)                       2,500,000
        13,255,000  California Housing Finance
                    Agency Rev., Series 2001 F,
                    (Multifamily Housing III), VRDN,
                    3.06%, 6/1/05 (SBBPA: FNMA)                       13,255,000
        11,500,000  California Housing Finance
                    Agency Rev., Series 2002 B,
                    (Multifamily Housing III), VRDN,
                    3.06%, 6/2/05 (SBBPA: FNMA)                       11,500,000
         4,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Academy of Motion Picture Arts
                    and Sciences Obligated Group),
                    VRDN, 2.98%, 6/2/05 (Ambac)
                    (SBBPA: JPMorgan Chase Bank)                       4,000,000
         4,600,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Humane Society), VRDN, 2.99%,
                    6/2/05 (LOC: Comercia Bank)                        4,600,000
         2,830,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Rural Community Assistance),
                    VRDN, 2.99%, 6/2/05 (LOC: Bank
                    of the West)                                       2,830,000
         7,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Salvation Army Western Territory),
                    2.10%, 8/9/05 (LOC: Bank of
                    America N.A.)                                      7,000,000
         4,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2003 A, VRDN, 2.95%,
                    6/1/05 (LOC: Wells Fargo
                    Bank, N.A.)                                        4,000,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         5,465,000  California Public Works Board
                    Rev., Series 2001, (PA 814),
                    VRDN, 2.98%, 6/2/05 (MBIA)
                    (SBBPA: Merrill Lynch Capital
                    Services, Inc.) (Acquired 5/26/05,
                    Cost $5,465,000)(1)                                5,465,000
        26,000,000  California Rev., Series 2004 A,
                    3.00%, 6/30/05                                    26,025,815
         5,000,000  California School Cash Reserve
                    Program Auth. Rev., Series 2004 A,
                    3.00%, 7/6/05 (Ambac)                              5,006,602
         6,000,000  California State University
                    Channel Islands Financing Auth.
                    Rev., (Rental Housing), VRDN,
                    1.60%, 8/1/05 (LOC: Citibank N.A.)                 6,000,000
         7,800,000  California Statewide Communities
                    Development Auth. Rev.,
                    (Cathedral High School), VRDN,
                    2.97%, 6/1/05 (LOC: Allied Irish
                    Bank plc)                                          7,800,000
         7,690,000  California Statewide Communities
                    Development Auth. Rev., (The
                    Painted Turtle), VRDN, 2.95%,
                    6/2/05 (LOC: Allied Irish Bank plc)                7,690,000
        20,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2003 A, VRDN, 2.96%, 6/1/05
                    (CRP: Kaiser Permanente)                          20,000,000
         9,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2004 M, VRDN, 2.96%, 6/1/05
                    (CRP: Kaiser Permanente)                           9,500,000
         7,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 A, (Plan Nine Partners),
                    VRDN, 2.94%, 6/2/05 (LOC: Union
                    Bank of California)                                7,000,000
         5,605,000  California Statewide Communities
                    Development Auth. Special Tax
                    Rev., VRDN, 3.02%, 6/2/05 (LOC:
                    Merrill Lynch Capital Services,
                    Inc.) (Acquired 8/6/01-3/13/03,
                    Cost $5,605,000)(1)                                5,605,000
         2,500,000  California Statewide Financing
                    Auth. Rev., VRDN, 3.05%, 6/2/05
                    (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 2/17/05,
                    Cost $2,500,000)(1)                                2,500,000
         4,300,000  City of Fremont COP, (Building &
                    Equipment Financing), VRDN,
                    2.95%, 6/2/05 (LOC: KBC
                    Bank N.V.)                                         4,300,000
         4,700,000  City of San Jose Rev., Series
                    1985 B, (Foxchase), VRDN, 2.97%,
                    6/2/05 (LOC: FNMA)                                 4,700,000
         2,660,000  City of San Jose Rev., Series
                    1990 A, (Timberwood), VRDN,
                    3.06%, 6/1/05 (LOC: Wells Fargo
                    Bank, N.A.)                                        2,660,000
         1,115,000  City of Vallejo COP, VRDN, 3.09%,
                    6/2/05 (LOC: KBC Bank N.V.)                        1,115,000
         5,765,000  City of Vallejo COP, VRDN, 3.09%,
                    6/2/05 (LOC: California State
                    Teachers Retirement)                               5,765,000
         9,900,000  City of Whittier Rev., (Whittier
                    College), VRDN, 3.02%, 6/2/05
                    (RADIAN) (SBBPA: Bank of
                    New York)                                          9,900,000
         1,075,000  Clovis Unified School District COP,
                    (School Site Acquisition),
                    3.00%, 11/1/05 (XLCA)                              1,079,520
         2,000,000  Davis Special Tax Rev.,
                    (Community Facilities District
                    No. 1999-2), VRDN, 2.96%,
                    6/2/05 (LOC: Wells Fargo
                    Bank, N.A.)                                        2,000,000
         4,000,000  Diamond Bar Public Financing
                    Auth. Lease Rev., Series 2002 A,
                    (Community/Senior Center),
                    VRDN, 3.10%, 6/1/05 (LOC:
                    Union Bank of California)                          4,000,000
         3,220,000  Duarte COP, Series 2001 BR,
                    VRDN, 3.03%, 6/1/05 (LOC:
                    California State Teachers
                    Retirement)                                        3,220,000
         3,600,000  East Bay Muni Wastewater, 2.70%,
                    9/1/05 (SBBPA: JP Morgan Chase
                    Bank and Westdeutsche
                    Landesbank AG) (Acquired 5/2/05,
                    Cost $3,600,000)(1)                                3,600,000
         6,285,000  El Monte COP, Series 2003 A,
                    (Community Improvement), VRDN,

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

                    2.97%, 6/2/05 (LOC: California
                    State Teacher's Retirement)                        6,285,000
         6,875,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1206), VRDN, 3.05%,
                    6/2/05 (LOC: Merrill Lynch Capital
                    Services, Inc.)                                    6,875,000
         6,745,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1214), VRDN, 3.05%,
                    6/2/05 (LOC: Merrill Lynch
                    Capital Services, Inc.) (Acquired
                    10/24/03-10/29/03, Cost
                    $6,745,000)(1)                                     6,745,000
         3,530,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1236), VRDN, 3.05%,
                    6/2/05 (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 1/15/04,
                    Cost $3,530,000)(1)                                3,530,000
         2,735,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1237), VRDN, 3.05%,
                    6/2/05 (LOC: Merrill Lynch
                    Capital Services, Inc.)                            2,735,000
         5,500,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1240), VRDN, 3.05%,
                    6/2/05 (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 2/12/04,
                    Cost $5,500,000)(1)                                5,500,000
         1,740,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PT 2338), VRDN, 3.05%,
                    6/2/05 (LOC: Merrill Lynch
                    Capital Services, Inc.) (Acquired
                    8/20/04, Cost $1,740,000)(1)                       1,740,000
        23,140,000  Inland Valley Development Agency
                    Tax Allocation Rev., VRDN, 3.11%,
                    6/1/05 (LOC: California State
                    Teacher's Retirement)                             23,140,000
        21,943,600  Koch Certificates Trust Rev.,
                    Series 1999-2, VRDN, 3.01%,
                    6/2/05 (Ambac) (MBIA) (SBBPA:
                    State Street Bank & Trust Co.)
                    (Acquired 2/11/00-12/2/04,
                    Cost $21,943,600)(1)                              21,943,600
        10,690,000  Lake Elsinore Recreation Auth.
                    Rev., Series 2000 A, (Public
                    Facilities), VRDN, 3.03%, 6/1/05
                    (LOC: California State Teachers
                    Retirement)                                       10,690,000
        11,100,000  Los Angeles Community
                    Redevelopment Agency Rev.,
                    (Skyline at Southpark), VRDN,
                    3.00%, 6/1/05 (LOC:
                    Westdeutsche Landesbank AG)                       11,100,000
         2,500,000  Los Angeles Convention & Exhibit
                    Center Auth. Rev., Series 2003 E,
                    VRDN, 2.95%, 6/1/05 (Ambac)
                    (SBBPA: Dexia Credit Local)                        2,500,000
         4,955,000  Los Angeles GO, (PT 1476),
                    VRDN, 2.98%, 6/2/05 (MBIA)
                    (SBBPA: Merrill Lynch Capital
                    Services, Inc.)                                    4,955,000
         5,400,000  Orange County Local
                    Transportation Auth. Sales Tax
                    Rev., 2.75%, 9/1/05 (LOC: Credit
                    Local De France) (Acquired
                    5/9/05, Cost $5,400,000)(1)                        5,400,000
         2,000,000  Peninsula Corridor Joint Powers
                    Board Rev., Series 2004 B,
                    (Grant Anticipation Notes),
                    2.39%, 10/14/05                                    2,003,701
         2,300,000  Redwood City COP, (City Hall),
                    VRDN, 2.95%, 6/2/05 (LOC: KBC
                    Bank N.V.)                                         2,300,000
         1,720,000  Riverside County Community
                    Facilities District Special Tax Rev.,
                    (No. 89-1), VRDN, 2.95%, 6/2/05
                    (LOC: KBC Bank N.V.)                               1,720,000
           860,000  Roseville Joint Union High School
                    District COP, VRDN, 3.50%, 6/1/05
                    (LOC: Union Bank of California)                      860,000
         4,330,000  San Bernardino County Multifamily
                    Housing Auth. Rev., Series 1993 A,
                    (Rialto Heritage), VRDN, 3.00%,
                    6/2/05 (LOC: FHLB)                                 4,330,000
         1,985,000  San Bernardino County Rev.,
                    (Gold West Phase 2), VRDN, 2.91%,
                    6/2/05 (LOC: FHLB)                                 1,985,000
         7,560,000  San Francisco City & County
                    Redevelopment Agency Community
                    Facilities District No. 4 Rev., VRDN,
                    2.95%, 6/2/05 (LOC: Bank of

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

                    America N.A.)                                      7,560,000
         2,800,000  San Francisco City & County
                    Redevelopment Agency Rev.,
                    (South Harbor), VRDN, 3.03%,
                    6/2/05 (LOC: Credit Local De
                    France)                                            2,800,000
        26,055,000  San Mateo County Housing Auth.
                    Rev., (PT 704), VRDN, 3.04%,
                    6/2/05 (LOC: FHLMC)                               26,055,000
        19,450,000  Santa Clara County-El Camino
                    Hospital District Rev., Series 1985
                    A, (Valley Medical Center), VRDN,
                    2.75%, 6/7/05 (LOC: State Street
                    Bank & Trust Co.)                                 19,450,000
        13,450,000  Santa Clara County-El Camino
                    Hospital District Rev., Series 1985
                    B, (Valley Medical Center), VRDN,
                    2.75%, 6/7/05 (LOC: State Street
                    Bank & Trust Co.)                                 13,450,000
         6,750,000  Temecula Public Financing Auth.
                    Community Facilities District No.
                    1-2 Special Tax, Series 2002 A,
                    (Harveston), VRDN, 2.95%, 6/2/05
                    (LOC: Bank of America N.A.)                        6,750,000
         1,300,000  Triunfo County Sanitation District
                    Rev., VRDN, 3.11%, 6/1/05 (LOC:
                    BNP Paribas)                                       1,300,000
         2,975,000  Victor Valley Community College
                    District COP, VRDN, 3.00%,
                    6/2/05 (LOC: BNP Paribas)                          2,975,000
        14,000,000  Victorville Joint Powers Finance
                    Auth. Rev., Series 2005 A,
                    (Cogeneration Facility), VRDN,
                    2.98%, 6/1/05 (LOC: Fortis Bank
                    SA N.V.)                                          14,000,000
         5,500,000  West Covina Redevelopment
                    Agency Rev., (Lakes Public
                    Parking), VRDN, 3.07%, 6/1/05
                    (LOC: Allied Irish Bank plc)                       5,500,000
         9,000,000  Western Placer Unified School
                    District COP, VRDN, 2.96%, 6/2/05
                    (LOC: Bank of America N.A.)                        9,000,000
         3,400,000  Westminister COP, Series 1998 A,
                    (Civic Center), VRDN, 2.95%,
                    6/2/05 (Ambac) (SBBPA:
                    Wachovia Bank, N.A.)                               3,400,000
         1,600,000  Westminster Redevelopment
                    Agency Tax Allocation, VRDN,
                    2.95%, 6/2/05 (Ambac) (SBBPA:
                    Landesbank Hessen-Thuringen
                    Girozentrale)                                      1,600,000
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.3%                                  612,673,891
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - 0.7%                                    4,255,975
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $616,929,866
                                                                 ===============

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
CRP = Corporate Guarantee
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.
XLCA = XL Capital Ltd.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2005, was $88,818,253, which represented 14.4% of net assets. None of the restricted securities are considered to be illiquid.

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA LIMITED-TERM TAX-FREE FUND
MAY 31, 2005

[american century investments logo and text logo]

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 101.5%
CALIFORNIA - 81.1%
        $1,000,000  Alameda Unified School District
                    GO, 5.50%, 7/1/05 (FSA)                         $  1,002,350
         2,595,000  Alameda Unified School District
                    GO, 5.50%, 7/1/07 (FSA)                            2,739,282
         2,740,000  Alameda Unified School District
                    GO, 5.50%, 7/1/08 (FSA)                            2,954,076
           890,000  Alameda Unified School District
                    GO, 5.50%, 7/1/09 (FSA)                              977,220
         1,545,000  Alameda Unified School District
                    GO, 5.50%, 7/1/10 (FSA)                            1,723,108
         1,520,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev.,
                    Series 2003 A, (Odd Fellows
                    Home), 4.00%, 11/15/07
                    (California Mortgage Insurance)                    1,550,278
         2,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 3.00%, 5/1/06
                    (MBIA)                                             2,005,160
         3,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.50%, 5/1/08                       3,204,600
         1,250,000  California Economic Recovery
                    Rev., Series 2004 A, 5.00%,
                    7/1/10 (MBIA)                                      1,363,638
         4,275,000  California GO, 6.50%,
                    2/1/08 (Ambac)(1)                                  4,662,144
         3,500,000  California GO, 9.00%, 4/1/08(1)                    4,055,240
         2,500,000  California GO, 4.50%,
                    10/1/08 (FSA)                                      2,624,925
         5,000,000  California GO, 6.10%, 10/1/09(1)                   5,590,900
         2,500,000  California GO, 5.00%,
                    12/1/09 (Ambac)                                    2,705,950
         3,000,000  California GO, 5.00%,
                    3/1/10 (XLCA)                                      3,240,870
         1,000,000  California GO, 5.50%,
                    3/1/11 (XLCA)                                      1,116,810
         1,325,000  California Infrastructure &
                    Economic Development Bank
                    Rev., Series 2005 A, (Energy
                    Efficiency Master Trust), 5.00%,
                    3/1/15                                             1,471,148
           725,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2000 A, (Union City Tropics),
                    4.80%, 8/15/06 (ACA)                                 730,111
           500,000  California Public Works Board
                    Lease Rev., Series 1993 A,
                    (Various University of California
                    Projects), 5.50%, 6/1/10                             547,400
         2,000,000  California Public Works Board
                    Rev., Series 2005 A, (Department
                    General Services - Butterfield),
                    5.00%, 6/1/09                                      2,130,920
         1,450,000  California Public Works Board
                    Rev., Series 2005 A,
                    (Department General Services -
                    Butterfield), 5.00%, 6/1/15                        1,588,968
         1,125,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.00%, 7/1/05(3)                                   1,127,070
         1,000,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.00%, 7/1/06(3)                                   1,022,700
         1,000,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.00%, 7/1/12(3)                                   1,102,920
         1,750,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 G, (Daughters of Charity
                    Health), 5.25%, 7/1/13                             1,908,585
         1,130,000  Carson Redevelopment Agency
                    Residential Mortgage COP, (Area
                    No. 1), 5.50%, 10/1/11 (MBIA)                      1,278,222
           895,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals),
                    5.00%, 2/1/07                                        914,878
           895,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals),
                    5.125%, 2/1/08                                       926,065
         1,245,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals), 5.125%,
                    2/1/09                                             1,299,033
           675,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals), 5.25%,
                    2/1/10                                               711,612
           860,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals), 5.25%,
                    2/1/11                                               908,650
         1,270,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals), 5.25%,
                    2/1/13                                             1,271,003

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         1,070,000  Chaffey Community College
                    District GO, Series 2002 A, 4.25%,
                    7/1/11 (FSA)                                       1,134,981
           310,000  Coachella Valley Improvement
                    Bond Act 1915 Recreation & Park
                    District Special Tax Rev.,
                    (District 1), 4.875%, 9/2/07
                    (MBIA)                                               323,990
           275,000  County of Orange Special
                    Assessment, 4.30%, 9/2/14                            275,965
           325,000  County of Orange Special
                    Assessment, 4.45%, 9/2/15                            325,325
           250,000  County of Orange Special
                    Assessment, 4.55%, 9/2/16                            250,105
         5,990,000  East Bay-Delta Housing & Finance
                    Agency Rev., Series 2001 A,
                    (Pass Thru Lease Purchase
                    Program), 4.25%, 6/1/05
                    (MBIA)(1)                                          5,990,000
         1,190,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/09 (Ambac)                                     1,302,776
         1,755,000  Industry Urban Development
                    Agency Rev., 4.50%, 5/1/11 (MBIA)                  1,806,457
           105,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 2.40%,
                    2/1/06                                               104,426
           105,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 3.00%,
                    2/1/08                                               103,532
           110,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 3.80%,
                    2/1/10                                               108,869
           120,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 4.00%,
                    2/1/11                                               119,483
           125,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 4.30%,
                    2/1/13                                               124,969
           750,000  Long Beach Bond Finance Auth.
                    GO, Series 2002 A, (North Long
                    Beach Redevelopment), 5.00%,
                    8/1/10 (Ambac)                                       817,815
         2,315,000  Long Beach Bond Finance Auth.
                    GO, Series 2002 A, (North Long
                    Beach Redevelopment), 5.00%,
                    8/1/11 (Ambac)                                     2,548,885
         8,000,000  Los Angeles Community College
                    District GO, Series 2005 A,
                    (Election 2001), 5.00%,
                    8/1/16 (FSA)(1)                                    8,877,771
           500,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 4.75%,
                    7/1/07 (ACA)                                         515,385
           615,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 4.875%,
                    7/1/08 (ACA)                                         642,792
           500,000  Los Angeles County Community
                    Facilities District No. 3 Special
                    Tax Rev., Series 2000 A,
                    (Improvement Area B), 4.125%,
                    9/1/05 (Ambac)                                       501,840
         2,100,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/11 (FSA)                                2,345,427
         3,130,000  Los Angeles Department of Water
                    & Power Rev., Series 2001 AA1,
                    (Power Systems), 5.25%,
                    7/1/10 (MBIA)                                      3,449,573
           575,000  Lynwood Public Financing Auth.
                    COP, 4.125%, 9/1/12 (Ambac)                          603,261
         1,330,000  Oakland Joint Powers Financing
                    Auth. Rev., (Convention Centers),
                    5.00%, 10/1/06 (Ambac)                             1,369,302
         3,000,000  Oakland Joint Powers Financing
                    Auth. Rev., (Convention Centers),
                    5.25%, 10/1/08 (Ambac)                             3,221,850
         1,225,000  Oceanside COP, Series 2003 A,
                    5.00%, 4/1/11 (Ambac)                              1,341,436
           650,000  Orange County Community
                    Facilities District Special Tax,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.50%, 8/15/10                               644,326
           760,000  Orange County Community
                    Facilities District Special Tax,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.80%, 8/15/11                               757,348
           825,000  Orange County Community
                    Facilities District Special Tax,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.90%, 8/15/12                               822,137
           700,000  Orange County Community
                    Facilities District Special Tax,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 4.10%, 8/15/13                               701,855

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         1,135,000  Orange County Community
                    Facilities District Special Tax,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 4.25%, 8/15/14                             1,138,065
         1,230,000  Orange County Refunding
                    Recovery Rev., Series 1995 A,
                    6.00%, 6/1/08 (MBIA)                               1,340,356
           140,000  Placentia COP, (Improvement),
                    3.125%, 7/1/07                                       137,764
           165,000  Placentia COP, (Improvement),
                    3.40%, 7/1/08                                        162,674
           170,000  Placentia COP, (Improvement),
                    3.65%, 7/1/09                                        168,065
           145,000  Placentia COP, (Improvement),
                    3.90%, 7/1/10                                        143,815
         1,800,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 1), 5.00%,
                    10/1/07 (MBIA)                                     1,891,062
           585,000  Rancho Water District Financing
                    Auth. Rev., Series 2001 A, 5.00%,
                    8/1/07 (FSA)                                         612,255
         1,650,000  Riverside Sewer Rev., 7.00%,
                    8/1/07 (FGIC)                                      1,793,237
         3,800,000  Sacramento County Sanitation
                    District Auth. Rev., Series 2000 A,
                    5.10%, 12/1/09(1)                                  4,125,584
         2,585,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    2002 Q, 5.00%, 8/15/09 (FSA)                       2,790,378
         3,000,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    2003 S, 5.00%, 11/15/11 (MBIA)                     3,320,940
         1,115,000  San Buenaventura COP, Series
                    2002 B, 3.50%, 1/1/06 (Ambac)                      1,120,140
         6,200,000  San Juan California Unified
                    School District GO, 3.00%,
                    11/18/05                                           6,201,860
         2,000,000  Santa Clara County Financing
                    Auth. Lease Rev., Series 2000 B,
                    (Multiple Facilities), 5.50%,
                    5/15/07 (Ambac)                                    2,102,820
         1,000,000  Santa Monica Community College
                    District GO, Series 2005 A,
                    (Election 2004), 5.25%, 5/1/14
                    (MBIA)                                             1,130,400
         1,210,000  Shasta Lake Public Finance Auth.
                    Rev., 3.75%, 4/1/09                                1,218,990
         1,000,000  Shasta Lake Public Finance Auth.
                    Rev., 4.00%, 4/1/12                                1,011,900
         1,530,000  Shasta Lake Public Finance Auth.
                    Rev., 4.50%, 4/1/15                                1,553,027
         1,250,000  South Orange County Public
                    Financing Auth. Special Tax Rev.,
                    Series 1994 C, (Foothill Area),
                    7.50%, 8/15/07 (FGIC)                              1,371,625
         2,000,000  South Orange County Public
                    Financing Auth. Special Tax Rev.,
                    Series 2003 A, (Senior Lien),
                    5.00%, 9/1/12 (MBIA)                               2,204,660
           825,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series 2005
                    A, 5.00%, 10/1/05 (Ambac)(2)                         828,704
           935,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series 2005
                    A, 5.00%, 10/1/10 (Ambac)(2)                       1,013,044
         1,080,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series 2005
                    A, 5.00%, 10/1/13 (Ambac)(2)                       1,189,998
         1,195,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series 2005
                    A, 5.00%, 10/1/15 (Ambac)(2)                       1,322,268
         1,240,000  Stockton Health Facilities Rev.,
                    Series 1997 A, (Dameron Hospital
                    Association), 5.00%, 12/1/05                       1,251,606
         1,165,000  Stockton Health Facilities Rev.,
                    Series 1997 A, (Dameron Hospital
                    Association), 5.20%, 12/1/07                       1,216,050
         1,385,000  Truckee-Donner Public Utility
                    District COP, Series 2003 A, 3.50%,
                    1/1/06 (ACA)                                       1,388,629
           705,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 3.50%, 10/15/06                        703,844
           730,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 3.75%, 10/15/07                        732,314
           755,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 4.00%, 10/15/08                        762,716
           785,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 4.25%, 10/15/09                        799,201
           820,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 4.50%, 10/15/10                        842,648
           895,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.00%, 10/15/12                        944,825
           985,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.00%, 10/15/14                      1,035,580
         2,175,000  Turlock Irrigation District Rev.,
                    Series 2003 A, 5.00%,
                    1/1/13 (MBIA)                                      2,403,549

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         1,325,000  Upland COP, (San Antonio
                    Community Hospital), 5.75%,
                    1/1/07                                             1,362,537
         1,000,000  Val Verde Unified School District
                    COP, 5.00%, 1/1/14 (FGIC)                          1,099,070
         1,145,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/16 (FGIC)                          1,282,652
                                                                 ---------------
                                                                     157,306,569
                                                                 ---------------
GUAM - 2.8%
         5,000,000  Guam Government Limited
                    Obligation Rev., Series 2001 A,
                    5.00%, 12/1/09 (FSA)(1)                            5,411,900
                                                                 ---------------
NORTHERN MARIANA ISLES - 2.1%
         1,425,000  Northern Mariana Islands
                    Commonwealth GO, Series 2000 A,
                    5.00%, 6/1/06 (ACA)                                1,447,159
         1,075,000  Northern Mariana Islands
                    Commonwealth GO, Series 2000 A,
                    5.50%, 6/1/07 (ACA)                                1,115,302
         1,430,000  Northern Mariana Islands
                    Commonwealth GO, Series 2000 A,
                    5.75%, 6/1/10 (ACA)                                1,554,681
                                                                 ---------------
                                                                       4,117,142
                                                                 ---------------
PUERTO RICO - 11.9%
         1,500,000  Childrens Trust Fund Tobacco
                    Settlement Rev., 5.00%, 7/1/08(3)                  1,590,180
         2,000,000  Puerto Rico Commonwealth GO,
                    5.00%, 7/1/05 (FGIC)                               2,003,780
         1,000,000  Puerto Rico Commonwealth GO,
                    Series 2004 A, 5.00%, 7/1/12                       1,064,880
        10,000,000  Puerto Rico Commonwealth Tax &
                    Rev. Anticipation Notes,
                    3.00%, 7/29/05                                     9,996,400
         1,500,000  Puerto Rico Electric Power Auth.
                    Rev., Series 1999 FF, 5.25%,
                    7/1/09 (MBIA)                                      1,632,075
         3,550,000  Puerto Rico Highway &
                    Transportation Auth. Rev.,
                    Series 2003 AA, 5.00%, 7/1/07                      3,684,971
         1,315,000  Puerto Rico Municipal Finance
                    Agency Rev., Series 2002 A,
                    4.50%, 8/1/10 (FSA)                                1,406,103
         1,500,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 2002 C, (Government
                    Facilities), 5.50%, 7/1/10                         1,650,285
                                                                 ---------------
                                                                      23,028,674
                                                                 ---------------
U.S. VIRGIN ISLANDS - 3.6%
           500,000  Virgin Islands Public Finance Auth.
                    Rev., 5.00%, 10/1/14                                 544,085
           500,000  Virgin Islands Public Finance Auth.
                    Rev., 5.25%, 10/1/14                                 549,280
           170,000  Virgin Islands Public Finance Auth.
                    Rev., 5.25%, 10/1/15                                 187,383
         1,275,000  Virgin Islands Public Finance Auth.
                    Rev., (Gross Receipts Taxes),
                    4.00%, 10/1/05                                     1,278,570
         2,890,000  Virgin Islands Public Finance Auth.
                    Rev., (Gross Receipts Taxes),
                    4.00%, 10/1/06                                     2,917,194
         1,500,000  Virgin Islands Public Finance Auth.
                    Rev., Series 1998 C, (Senior
                    Lien Fund), 5.50%, 10/1/07                         1,575,345
                                                                 ---------------
                                                                       7,051,857
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           196,916,142
(Cost $192,541,872)                                              ---------------

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES - 2.2%
CALIFORNIA - 2.2%
         2,450,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 B2, VRDN, 3.05%,
                    6/1/05 (LOC: BNP Paribas)                          2,450,000
         1,900,000  Irvine Unified School District
                    Special Tax, (Community Facilities
                    District No. 1-1), VRDN, 2.93%,
                    6/1/05 (LOC: Bank of New York)                     1,900,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  4,350,000
                                                                 ---------------
(Cost $4,350,000)
TOTAL INVESTMENT SECURITIES - 103.7%                                 201,266,142
                                                                 ---------------
(COST $196,891,872)
OTHER ASSETS AND LIABILITIES - (3.7)%                                (7,139,309)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $194,126,833
                                                                 ===============

FUTURES CONTRACTS*

                                 Expiration       Underlying Face   Unrealized
Contracts Sold                   Date             Amount at Value   Gain (Loss)
-------------------------------------------------------------------------------
83 U.S. Treasury 2-Year Notes    October 2005     $17,240,656       $(19,640)
52 U.S. Treasury 5-Year Notes    September 2005     5,655,813        (17,586)
61 U.S. Treasury 10-Year Notes   September 2005     6,909,203        (31,475)
                                                  --------------------------
                                                  $29,805,672       $(68,701)
                                                  ==========================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.
XLCA = XL Capital Ltd.
(1) Security, or a portion thereof, has been segregated for a when-issued security or futures contract.
(2) When-issued security.
(3) Escrowed to maturity in U.S. government securities or state and local government securities.

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. Federal Tax Information

As of May 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $196,891,872
                                            ============
Gross tax appreciation of investments       $  4,504,461
Gross tax depreciation of investments           (130,191)
                                            ------------
Net tax appreciation of investments         $  4,374,270
                                            ============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
MAY 31, 2005

[american century investments logo and text logo]

CALIFORNIA INTERMEDIATE-TERM TAX FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 99.9%
CALIFORNIA - 90.7%
        $4,845,000  Alameda County COP, (Santa
                    Rita Jail), 5.375%, 6/1/09
                    (MBIA)(1)(2)                                    $  5,069,856
         1,385,000  Alameda County COP, Series
                    2001 A, 5.375%, 12/1/15 (MBIA)                     1,548,264
         2,075,000  Alhambra Unified School District
                    GO, Series 2005 A, (Election of
                    2004), 5.00%, 8/1/24 (FGIC)                        2,240,523
         1,000,000  Alhambra Unified School District
                    GO, Series 2005 A, (Election of
                    2004), 5.00%, 8/1/25 (FGIC)                        1,078,040
         1,580,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev.,
                    Series 2003 A, (Odd Fellows
                    Home), 5.00%, 11/15/08
                    (California Mortgage Insurance)                    1,668,875
         1,085,000  California Department of Water
                    Resources Central Valley Rev.,
                    Series 1998 U, 5.125%, 12/1/08,
                    Prerefunded at 101% of Par(1)                      1,177,561
         2,645,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.50%, 5/1/08                       2,825,389
         3,750,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.50%, 5/1/12                       4,210,013
         7,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.375%,
                    5/1/17 (XLCA)(2)                                   7,825,230
         1,250,000  California Department of Water
                    Resources Rev., 5.50%, 12/1/17                     1,397,913
         1,255,000  California Educational Facilities
                    Auth. Rev., (College Arts),
                    5.00%, 6/1/26                                      1,283,263
         4,000,000  California Educational Facilities
                    Auth. Rev., (Golden Gate
                    University), 5.50%, 10/1/18                        4,202,040
         1,095,000  California Educational Facilities
                    Auth. Rev., (Scripps College),
                    5.25%, 8/1/16                                      1,183,684
         2,535,000  California Educational Facilities
                    Auth. Rev., (Southwestern
                    University), 5.00%, 11/1/15                        2,714,351
         1,430,000  California Educational Facilities
                    Auth. Rev., (Southwestern
                    University), 5.00%, 11/1/18                        1,511,067
         1,605,000  California Educational Facilities
                    Auth. Rev., Series 2000 B, (Pooled
                    College & University Projects),
                    6.625%, 6/1/20                                     1,778,918
         2,500,000  California Educational Facilities
                    Auth. Rev., Series 2004 C,
                    (Lutheran University), 5.00%,
                    10/1/24                                            2,610,725
         2,750,000  California Educational Facilities
                    Auth. Rev., Series 2005 A,
                    (University of Redlands), 5.00%,
                    10/1/25(3)                                         2,897,345
         5,000,000  California GO, 7.50%, 10/1/07
                    (MBIA)                                             5,515,600
         1,490,000  California GO, 8.00%, 11/1/07
                    (FGIC)                                             1,585,315
         4,480,000  California GO, 6.00%, 10/1/09
                    (Ambac)                                            5,015,360
         3,350,000  California GO, 5.75%, 4/1/10
                    (Ambac)                                            3,742,285
         5,000,000  California GO, 5.50%, 4/1/12
                    (MBIA)                                             5,654,750
        10,000,000  California GO, 5.25%, 10/1/14
                    (FGIC)(2)                                         10,957,299
         2,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1998 A, (Kaiser Permanente),
                    5.25%, 6/1/11 (FSA)                                2,163,660
         1,000,000  California Infrastructure &
                    Economic Development Bank
                    Rev., Series 2000 A, (Scripps
                    Research Institute), 5.625%,
                    7/1/20                                             1,066,620
         1,075,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2000 A, (Union City Tropics),
                    5.375%, 8/15/14 (ACA)                              1,158,001
         3,000,000  California Public Works Board
                    Lease Rev., Series 1992 A,
                    (Secretary of State), 6.20%,
                    12/1/05 (Ambac)                                    3,051,960
         2,000,000  California Public Works Board
                    Rev., Series 2005 A, (Department
                    General Services - Butterfield),
                    5.00%, 6/1/23                                      2,131,240
           650,000  California Special Districts
                    Association Finance Corp. COP,
                    Series 2005 RR, 5.00%,
                    8/1/25 (XLCA)                                        689,592

CALIFORNIA INTERMEDIATE-TERM TAX FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         3,100,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.25%, 7/1/12                                      3,492,026
         1,500,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    6.00%, 7/1/12                                      1,760,085
         1,250,000  California State University System
                    Rev., Series 2002 A, 5.375%,
                    11/1/18 (Ambac)                                    1,399,725
         8,000,000  California Statewide Communities
                    Development Auth. COP,
                    (California Lutheran Homes),
                    5.375%, 11/15/06(1)(2)                             8,260,399
         3,230,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2000 B, (Brentwood School),
                    5.75%, 10/1/20 (FSA)                               3,480,454
         1,695,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 B, 5.20%, 10/1/18 (FSA)                       1,874,670
         2,205,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 A, (Daughters of Charity
                    Health), 5.25%, 7/1/24                             2,335,029
         3,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 G, (Daughters of Charity
                    Health), 5.00%, 7/1/22                             3,124,110
         1,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 H, (Daughters of Charity
                    Health), 5.25%, 7/1/25                             1,585,965
         2,545,000  Capistrano Unified Public
                    Financing Auth. Special Tax Rev.,
                    Series 1996 A, (First Lien),
                    6.00%, 9/1/06 (Ambac)                              2,645,655
         2,100,000  Castaic Lake Water Agency Rev.,
                    Series 2001 A, 5.375%,
                    8/1/17 (MBIA)                                      2,322,747
         2,075,000  Chabot Las Positas Community
                    College District COP, 5.50%,
                    12/1/10 (FSA)(1)                                   2,258,368
         3,000,000  Chino Ontario Upland Water
                    Facilities Auth. COP, Series
                    1997 A, (Agua de Lejos), 5.20%,
                    10/1/15 (FGIC)                                     3,200,340
         1,220,000  Coronado Community Development
                    Agency Tax Allocation Rev.,
                    6.00%, 9/1/08 (FSA)                                1,291,370
         2,300,000  Eastern Municipal Water District
                    COP, Series 2001 A, 5.25%,
                    7/1/13 (FGIC)                                      2,549,987
         1,095,000  El Segundo Unified School
                    District GO, 5.375%, 9/1/12,
                    Prerefunded at 100% of Par
                    (FGIC)(1)                                          1,247,807
         1,020,000  El Segundo Unified School
                    District GO, 5.375%, 9/1/12,
                    Prerefunded at 100% of Par
                    (FGIC)(1)                                          1,162,341
         1,000,000  Folsom Cordova Unified School
                    District No. 2 Facilities
                    Improvement GO, Series 2002 A,
                    5.375%, 10/1/15 (MBIA)                             1,118,200
         1,225,000  Folsom Cordova Unified School
                    District No. 2 Facilities
                    Improvement GO, Series 2002 A,
                    5.375%, 10/1/16 (MBIA)                             1,369,795
         1,225,000  Folsom Public Financing Auth.
                    Rev., (City Hall & Community
                    Center), 5.25%, 10/1/14 (FSA)                      1,377,304
         1,290,000  Folsom Public Financing Auth.
                    Rev., (City Hall & Community
                    Center), 5.25%, 10/1/15 (FSA)                      1,442,194
         1,635,000  Foster City Community
                    Development Agency Single Family
                    Mortgage Rev., 4.25%, 9/1/06                       1,657,710
         2,615,000  Foster City Community
                    Development Agency Single Family
                    Mortgage Rev., 4.25%, 9/1/08                       2,691,829
         2,760,000  Foster City Community
                    Development Agency Single Family
                    Mortgage Rev., 4.40%, 9/1/09                       2,845,477
         1,150,000  Franklin-McKinley School District
                    GO, Series 2005 A, (Election of
                    2004), 5.00%, 8/1/25 (FGIC)                        1,239,746
         2,550,000  Fremont Union High School
                    District GO, Series 2000 B,
                    5.25%, 9/1/10, Prerefunded at
                    100% of Par(1)                                     2,827,313

         1,550,000  Fresno Special Tax Rev.,
                    (Community Facilities District
                    No. 3), 4.75%, 9/1/05
                    (LOC: Rabobank International)                      1,552,248

CALIFORNIA INTERMEDIATE-TERM TAX FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         7,350,000  Imperial Irrigation District COP,
                    (Electrical System), 6.50%,
                    11/1/07 (MBIA-IBC)                                 7,840,391
         1,675,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/16 (Ambac)                                     1,858,212
         2,715,000  Irvine Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 86-1),
                    5.50%, 11/1/10 (Ambac)                             2,927,313
           475,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 5.30%,
                    2/1/14                                               489,777
           500,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 5.40%,
                    2/1/14                                               516,200
         2,030,000  Long Beach Bond Finance Auth.
                    Lease Rev., (Plaza Parking
                    Facility), 5.25%, 11/1/16                          2,172,871
         3,000,000  Los Angeles Capital Asset Lease
                    Rev., 5.875%, 12/1/05 (Ambac)                      3,047,070
         1,030,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 5.30%,
                    7/1/13 (ACA)                                       1,100,895
         1,155,000  Los Angeles Convention and
                    Exhibition Center Auth. Lease Rev.,
                    Series 1993 A, 6.00%, 8/15/10
                    (MBIA-IBC)                                         1,313,928
         3,000,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 1997 A, (Proposal A),
                    5.25%, 7/2/12 (MBIA)                               3,165,630
         3,000,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/13 (FSA)                                3,369,240
         6,680,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/16 (FSA)                                7,402,375
         3,765,000  Los Angeles County Transportation
                    Commission Sales Tax Rev.,
                    Series 1992 A, (Proposition C),
                    6.40%, 7/1/06                                      3,903,816
         3,500,000  Los Angeles Unified School
                    District GO, 5.50%, 7/1/12 (MBIA)                  3,983,910
         3,115,000  Los Angeles Unified School
                    District GO, Series 1999 C, 5.50%,
                    7/1/09, Prerefunded at 101%
                    of Par (MBIA)(1)                                   3,454,286
         8,000,000  Los Angeles Unified School
                    District GO, Series 2000 D, 5.625%,
                    7/1/10, Prerefunded at 100%
                    of Par (FGIC)(1)                                   8,993,028
         5,000,000  Los Angeles Unified School
                    District GO, Series 2002 E, 5.00%,
                    7/1/11 (MBIA)                                      5,515,600
         3,000,000  Los Angeles Unified School
                    District GO, Series 2003 F,
                    (Election of 1997), 5.00%,
                    7/1/16 (FSA)                                       3,287,790
         1,390,000  Los Gatos Joint Union High
                    School District GO, Series 2002 C,
                    5.375%, 6/1/12 (FSA)                               1,590,521
         3,000,000  Metropolitan Water District of
                    Southern California Rev.,
                    Series 1992 B, 8.00%, 7/1/08(1)                    3,449,490
         2,920,000  Metropolitan Water District of
                    Southern California Rev.,
                    Series 2001 A, 5.125%, 7/1/09(1)                   3,170,186
         1,520,000  Mojave Unified School District
                    No. 1 Facilities Improvement GO,
                    5.25%, 8/1/20 (FGIC)                               1,661,041
         1,100,000  Mojave Water Agency
                    Improvement District GO,
                    (Morongo Basin), 5.40%,
                    9/1/08 (FGIC)                                      1,155,880
         1,485,000  Mountain View COP, (Capital
                    Projects), 5.25%, 8/1/18                           1,627,783
         4,565,000  Oceanside Community
                    Development Commission Rev.,
                    (Downtown Redevelopment),
                    5.20%, 9/1/17                                      4,791,561
         1,310,000  Oceanside COP, Series 2003 A,
                    5.00%, 4/1/12 (Ambac)                              1,440,149
         1,000,000  Ontario Redevelopment Financing
                    Auth. Local Agency Rev., Series
                    1995 A, 5.80%, 9/2/06 (FSA)                        1,007,650
         1,275,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 4.35%, 8/15/15                             1,282,714
         4,805,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 5.00%, 8/15/25                             4,851,368

CALIFORNIA INTERMEDIATE-TERM TAX FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         2,210,000  Orange County Local
                    Transportation Auth. Sales Tax
                    Rev., Series 1997 A, 5.70%,
                    2/15/08 (Ambac)                                    2,374,756
         1,805,000  Orange County Public Financing
                    Auth. Rev., (Juvenile Justice
                    Center Facility), 5.375%,
                    6/1/15 (Ambac)                                     2,027,069
         1,000,000  Orange County Public Financing
                    Auth. Rev., (Juvenile Justice
                    Center Facility), 5.375%,
                    6/1/16 (Ambac)                                     1,123,030
         3,030,000  Orange County Public Financing
                    Auth. Rev., (Juvenile Justice
                    Center Facility), 5.375%, 6/1/17
                    (Ambac)                                            3,398,781
         1,720,000  Orange County Recovery COP,
                    Series 1996 A, 6.00%,
                    7/1/07 (MBIA)                                      1,829,684
         1,000,000  Placentia COP, (Improvement),
                    5.45%, 7/1/25                                      1,001,680
         1,830,000  Pomona Public Financing Auth.
                    Rev., Series 2001 AD, (Merged
                    Redevelopment), 4.75%,
                    2/1/13 (MBIA)                                      1,952,390
         1,720,000  Poway Redevelopment Agency
                    Tax Allocation, (Paguay), 5.25%,
                    6/15/26 (Ambac)                                    1,858,976
         1,060,000  Redding Joint Powers Financing
                    Auth. Electric System Rev., Series
                    1996 A, 6.25%, 6/1/07 (MBIA)                       1,129,324
         1,010,000  Richmond Joint Powers Financing
                    Auth. Rev., Series 1995 A,
                    5.30%, 5/15/06                                     1,021,847
         8,000,000  Sacramento City Financing Auth.
                    Lease Rev., Series 1993 A, 5.40%,
                    11/1/20 (Ambac)                                    9,344,799
         5,290,000  Sacramento City Financing Auth.
                    Rev., Series 2002 A, (City Hall &
                    Redevelopment), 5.25%,
                    12/1/15 (FSA)                                      5,886,818
         2,165,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    1992 A, 6.25%, 8/15/10 (MBIA)                      2,434,218
         1,890,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    1992 C, 5.75%, 11/15/07
                    (MBIA)(1)                                          1,892,192
         3,105,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    1997 K, 5.70%, 7/1/17 (Ambac)                      3,680,543
         5,005,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    2001 O, 5.25%, 8/15/11 (MBIA)                      5,597,492
         5,000,000  San Bernardino County COP,
                    Series 1995 A, (Medical Center),
                    5.75%, 8/1/07 (MBIA)                               5,303,650
         1,695,000  San Buenaventura County COP,
                    Series 2002 B, 5.50%,
                    1/1/15 (Ambac)                                     1,903,570
         1,790,000  San Buenaventura County COP,
                    Series 2002 B, 5.50%,
                    1/1/16 (Ambac)                                     2,010,260
         2,030,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (Horton
                    Plaza), 5.70%, 11/1/17                             2,174,455
         2,635,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (Horton
                    Plaza), 5.80%, 11/1/21                             2,832,704
         1,460,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (North
                    Park), 5.90%, 9/1/25                               1,559,090
         2,255,000  San Francisco City & County
                    Educational Facilities Unified
                    School District GO, Series 1999 B,
                    5.50%, 6/15/12                                     2,412,625
         2,680,000  San Mateo County Transportation
                    District Sales Tax Rev., Series
                    1993 A, 5.25%, 6/1/18 (MBIA)                       3,086,154
         1,500,000  San Mateo Union High School
                    District GO, 5.00%, 9/1/24 (FSA)                   1,610,730
         3,350,000  Santa Barbara County GO,
                    5.375%, 10/1/17 (Ambac)                            3,768,549
         2,075,000  Santa Clara Valley Water District
                    Rev., Series 2000 A, 5.20%,
                    2/1/13                                             2,267,083
         1,120,000  Santa Fe Springs Community
                    Development Commission Rev.,
                    Series 2002 A, 5.375%,
                    9/1/16 (MBIA)                                      1,239,134
         1,865,000  Santa Monica Community College
                    District GO, Series 2005 A,
                    (Election 2004), 5.00%,
                    5/1/25 (MBIA)                                      2,002,935

CALIFORNIA INTERMEDIATE-TERM TAX FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         1,250,000  Santa Monica-Malibu Unified
                    School District GO, 5.25%, 8/1/13                  1,411,925
         2,400,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/19                                2,482,776
         2,130,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/22                                2,183,101
         1,310,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/17
                    (Ambac)(3)                                         1,437,267
         1,445,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/19
                    (Ambac)(3)                                         1,569,920
         2,000,000  Southern California Public Power
                    Auth. Rev., 6.75%, 7/1/10 (GIC:
                    Pittsburgh National Bank)                          2,301,720
         5,000,000  Southern California Public Power
                    Auth. Rev., Series 2002 A,
                    (Southern Transmission), 5.25%,
                    7/1/17 (FSA)                                       5,542,950
         3,325,000  Southern California Public Power
                    Auth. Rev., Series 2002 A,
                    (Southern Transmission), 5.25%,
                    7/1/18 (FSA)                                       3,681,673
         1,975,000  Southwestern Community College
                    District GO, 5.625%, 8/1/11,
                    Prerefunded at 101% of Par
                    (Ambac)(1)                                         2,268,248
         2,000,000  Stanislaus County COP, 5.50%,
                    5/1/06 (MBIA)                                      2,050,100
         2,770,000  Stockton Community Facilities
                    District GO, (No. 1 Weston Ranch),
                    5.40%, 9/1/15                                      2,959,745
           325,000  Stockton Community Facilities
                    District GO, (No. 1 Weston Ranch),
                    5.50%, 9/1/16                                        347,831
         1,800,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/10 (Ambac)                              1,916,370
         1,025,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/13 (FSA)                                1,128,997
         1,080,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/14 (FSA)                                1,189,577
         1,135,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/15 (FSA)                                1,240,907
         1,195,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/16 (FSA)                                1,306,505
         3,665,000  Sweetwater Union High School
                    District Special Tax, Series 2005 A,
                    5.00%, 9/1/25 (FSA)                                3,917,958
           260,000  Taft Public Financing Auth. Lease
                    Rev., Series 1997 A, (Community
                    Correctional Facility), 5.50%,
                    1/1/06                                               263,065
           855,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 4.50%, 10/15/11                        876,862
         1,035,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/15                      1,122,520
         1,090,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/16                      1,175,914
         1,150,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/17                      1,237,722
         1,000,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/17 (FGIC)                          1,113,400
         1,000,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/18 (FGIC)                          1,110,860
         2,505,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/19 (FGIC)                          2,772,108
         2,640,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/20 (FGIC)                          2,914,850
         1,415,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/22 (FGIC)                          1,554,010
         1,000,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/23 (FGIC)                          1,096,570
         2,980,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/24 (FGIC)                          3,262,832
         3,000,000  Ventura County Public Financing
                    Auth. COP, 4.75%, 8/15/11 (FSA)                    3,178,440
         2,010,000  Western Riverside County Trust &
                    Wastewater Finance Auth. Rev.,
                    Series 2005 A, 5.00%, 9/1/25(3)                    2,128,932
         3,980,000  Whittier Health Facilities Rev.,
                    (Presbyterian Intercommunity),
                    6.00%, 6/1/06 (MBIA)                               4,105,609
           520,000  Woodland Wastewater System
                    COP, 6.00%, 3/1/06 (Ambac)                           532,464
                                                                 ---------------
                                                                     388,546,574
                                                                 ---------------
GUAM - 1.0%
         4,000,000  Guam Government GO, Series
                    2001 A, 5.50%, 12/1/10 (FSA)                       4,482,040
                                                                 ---------------

NORTHERN MARIANA ISLES - 0.8%
         1,485,000  Northern Mariana Islands
                    Commonwealth GO, Series 2000 A,

CALIFORNIA INTERMEDIATE-TERM TAX FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

                    5.50%, 6/1/08 (ACA)                                1,565,071
         1,555,000  Northern Mariana Islands
                    Commonwealth GO, Series 2000 A,
                    5.50%, 6/1/09 (ACA)                                1,657,475
                                                                 ---------------
                                                                       3,222,546
                                                                 ---------------
PUERTO RICO - 6.9%
         5,000,000  Childrens Trust Fund Tobacco
                    Settlement Rev., 5.00%, 7/1/08(1)                  5,300,600
         3,000,000  Puerto Rico Commonwealth
                    Infrastructure Financing Auth.
                    Special Tax Rev., Series 1998 A,
                    5.50%, 7/1/08 (Ambac)                              3,235,290
         3,700,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 II, 5.375%,
                    7/1/18 (MBIA)                                      4,166,940
         2,655,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 KK, 5.25%,
                    7/1/13 (FSA)                                       3,010,558
         3,140,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 KK, 5.50%,
                    7/1/14 (FSA)                                       3,644,849
         1,450,000  Puerto Rico Municipal Finance
                    Agency GO, Series 1999 B, 6.00%,
                    8/1/15 (FSA)                                       1,628,582
         3,090,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 1995 A, 6.25%,
                    7/1/09 (Ambac)                                     3,477,579
         4,670,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 2002 C,
                    (Government Facilities), 5.25%,
                    7/1/11                                             5,130,275
                                                                 ---------------
                                                                      29,594,673
                                                                 ---------------
U.S. VIRGIN ISLANDS - 0.5%
           500,000  Virgin Islands Public Finance
                    Auth. Rev., 5.25%, 10/1/22                           539,560
           500,000  Virgin Islands Public Finance
                    Auth. Rev., 5.25%, 10/1/23                           539,160
         1,050,000  Virgin Islands Public Finance
                    Auth. Rev., Series 1998 A, 5.50%,
                    10/1/13                                            1,110,869
                                                                 ---------------
                                                                       2,189,589
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           428,035,422
(Cost $404,489,370)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.4%
CALIFORNIA - 0.4%
         1,350,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 B2, VRDN, 3.05%,
                    6/1/05 (LOC: BNP Paribas)                          1,350,000
           350,000  California Economic Recovery
                    Rev., Series 2004 C1, VRDN,
                    3.05%, 6/1/05 (SBBPA:
                    Landesbank Baden-Wuerttemberg)                       350,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  1,700,000
(Cost $1,700,000)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
           856,000  Federated California Municipal
                    Cash Trust                                           856,000
                                                                 ---------------
(Cost $856,000)

CALIFORNIA INTERMEDIATE-TERM TAX FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
                                                                         VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.5%                                 430,591,422
                                                                 ---------------
(COST $407,045,370)
OTHER ASSETS AND LIABILITIES - (0.5)%                                (2,114,901)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $428,476,521
                                                                 ===============

FUTURES CONTRACTS*

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                    Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
180 U.S. Treasury 10-Year Notes   September 2005   $20,387,813       $(92,879)
                                                   ==========================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
Ambac = Ambac Assurance Corporationn
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GIC = Guaranteed Investment Contract
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for a when-issued security or futures contract.
(3) When-issued security.

CALIFORNIA INTERMEDIATE-TERM TAX FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments               $407,045,370
                                              ============
Gross tax appreciation of investments         $ 23,546,052
Gross tax depreciation of investments                    -
                                              ------------
Net tax appreciation of investments           $ 23,546,052
                                              ============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA LONG-TERM TAX-FREE FUND
MAY 31, 2005

[american century investments logo and text logo]

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 98.8%
CALIFORNIA - 97.7%
        $1,190,000  Alameda Corridor Transportation
                    Auth. Rev., Series 1999 A,
                    5.125%, 10/1/17 (MBIA)                          $  1,288,544
         5,235,000  Antioch Public Financing Auth.
                    Rev., Series 2002 A, (Municipal
                    Facilities), 5.50%, 1/1/32 (MBIA)                  5,681,493
         4,730,000  Antioch Public Financing Auth.
                    Rev., Series 2002 B, (Municipal
                    Facilities), 5.625%, 1/1/22 (MBIA)                 5,200,351
         6,005,000  Antioch Public Financing Auth.
                    Rev., Series 2002 B, (Municipal
                    Facilities), 5.625%, 1/1/27 (MBIA)                 6,570,431
           910,000  Banning COP, (Wastewater System,
                    Refunding & Improvement),
                    8.00%, 1/1/19 (Ambac)                              1,128,910
         4,135,000  Bell Community Redevelopment
                    Agency Tax Allocation Rev., (Bell
                    Redevelopment Project Area),
                    5.625%, 10/1/33 (RADIAN)                           4,502,974
         5,195,000  Bell GO, (Election 2003), 5.00%,
                    8/1/34 (MBIA)                                      5,514,285
         1,205,000  Berryessa Union School District
                    GO, Series 2001 B, (Election of
                    1999), 5.375%, 8/1/17 (FSA)                        1,343,418
         1,205,000  Berryessa Union School District
                    GO, Series 2001 B, (Election of
                    1999), 5.375%, 8/1/18 (FSA)                        1,341,996
         3,500,000  Big Bear Lake Water Rev., 6.00%,
                    4/1/22 (MBIA)                                      4,284,770
         2,000,000  California Department of Water
                    Resources Rev., Series 2005
                    AC, (System Central Various),
                    5.00%, 12/1/25 (MBIA)                              2,147,780
         3,625,000  California Department of Water
                    Resources Rev., Series 2005 AC,
                    (System Central Various), 5.00%,
                    12/1/26 (MBIA)                                     3,884,006
         7,000,000  California Educational Facilities
                    Auth. Rev., (Golden Gate
                    University), 5.00%, 10/1/36                        7,064,260
         4,000,000  California Educational Facilities
                    Auth. Rev., (Pepperdine University),
                    5.75%, 9/15/30                                     4,316,640
         2,000,000  California Educational Facilities
                    Auth. Rev., (University of Pacific),
                    5.25%, 11/1/34                                     2,137,320
         8,570,000  California Educational Facilities
                    Auth. Rev., (University of Southern
                    California), 5.50%, 10/1/27                        9,312,505
         1,920,000  California Educational Facilities
                    Auth. Rev., (Western University
                    Health Sciences), 6.00%, 10/1/32                   2,064,058
         3,035,000  California Educational Facilities
                    Auth. Rev., Series 1997 B, (Pooled
                    College & University Projects),
                    6.30%, 4/1/07, Prerefunded at
                    102% of Par(1)                                     3,275,099
         1,220,000  California Educational Facilities
                    Auth. Rev., Series 2004 C,
                    (Lutheran University), 5.00%,
                    10/1/29                                            1,262,700
         2,000,000  California Educational Facilities
                    Auth. Rev., Series 2005 A,
                    (University of Redlands), 5.00%,
                    10/1/35(2)                                         2,080,120
         3,000,000  California GO, 6.125%, 10/1/11
                    (Ambac)                                            3,487,170
         1,000,000  California GO, 5.00%, 2/1/25                       1,053,000
         3,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1989 A, (Kaiser Permanente),
                    7.15%, 10/1/09(3)                                  2,569,140
           240,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1992 A, 6.75%, 3/1/20
                    (California Mortgage Insurance)                      240,660
         1,290,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1992 C, (AIDS Healthcare
                    Foundation), 6.25%, 9/1/17
                    (California Mortgage Insurance)                    1,292,748
         5,165,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1993 C, (St. Francis Memorial
                    Hospital), 5.875%, 11/1/23(1)                      6,333,581
           455,000  California Housing Finance
                    Agency Single Family Mortgage
                    Rev., Series 1998 C4, 5.65%,
                    8/1/16                                               456,765

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         4,000,000  California Public Works Board
                    Lease Rev., Series 1993 A,
                    (Department of Corrections),
                    5.00%, 12/1/19 (Ambac)                             4,408,560
         1,000,000  California Public Works Board
                    Lease Rev., Series 1993 B,
                    (Various University of California
                    Projects), 5.25%, 6/1/20                           1,137,550
         2,400,000  California Public Works Board
                    Rev., Series 2003 C, (Department
                    Corrections), 5.00%, 6/1/24                        2,528,160
         6,000,000  California Public Works Board
                    Rev., Series 2005 A, (Department
                    General Services - Butterfield),
                    5.25%, 6/1/30                                      6,489,780
         3,135,000  California State Universities and
                    Colleges Rev., 5.75%, 11/1/15
                    (FGIC)                                             3,234,693
         2,800,000  California State University
                    Channel Islands Financing Auth.
                    Rev., Series 2004 A, (Rental
                    Housing & Town Center), 2.50%,
                    8/1/07 (LOC: Citibank N.A.)                        2,773,988
         3,925,000  California Statewide Communities
                    Development Auth. Rev. COP,
                    (Gemological Institute), 6.75%,
                    5/1/10 (Connie Lee)(1)                             4,368,604
        14,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    1998 A, (Sherman Oaks), 5.00%,
                    8/1/22 (Ambac)(4)                                 16,067,892
         1,250,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 A, (Daughters of Charity
                    Health), 5.25%, 7/1/30                             1,309,775
         3,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 A, (Daughters of Charity
                    Health), 5.25%, 7/1/35                             3,138,780
         6,060,000  Campbell Redevelopment Agency
                    Tax Allocation, Series 2005 A,
                    5.00%, 10/1/32 (Ambac)                             6,410,571
         5,695,000  Capistrano Unified School District
                    Community Facilities Special Tax
                    Rev., (Refunding Issue 1988-1),
                    6.50%, 9/1/14 (FSA)                                6,061,416
         1,275,000  Carson Redevelopment Agency
                    Residential Mortgage COP, (Area
                    No. 1), 5.50%, 10/1/16 (MBIA)                      1,472,383
         1,520,000  Castaic Lake Water Agency COP,
                    Series 1994 A, (Water System
                    Improvement), 7.00%, 8/1/12
                    (MBIA)                                             1,861,012
         1,320,000  Coalinga Public Financing Auth.
                    Local Obligation Rev., Series
                    1998 A, 6.375%, 9/15/21 (Ambac)                    1,690,656
        13,500,000  Compton Community
                    Redevelopment Agency Tax
                    Allocation Rev., Series 1995 A,
                    6.50%, 8/1/13 (FSA)                               13,851,809
         2,615,000  Concord Joint Powers Financing
                    Auth. Lease Rev., (Concord
                    Avenue Parking Structure),
                    5.125%, 3/1/23                                     2,765,493
         2,580,000  Concord Joint Powers Financing
                    Auth. Lease Rev., (Police
                    Facilities), 5.25%, 8/1/13                         2,884,956
         2,200,000  Contra Costa Water District Rev.,
                    Series 1992 E, 6.25%,
                    10/1/12 (Ambac)                                    2,511,168
         2,000,000  County of Orange Special
                    Assessment, 5.00%, 9/2/28                          2,011,820
         2,000,000  County of Orange Special
                    Assessment, 5.10%, 9/2/33                          2,015,580
         2,500,000  County of Riverside COP, Series
                    2005 A, (Family Law), 5.00%,
                    11/1/36 (FGIC)                                     2,644,525
         3,590,000  Fontana Redevelopment Agency
                    Tax Allocation, (Sierra Corridor),
                    5.50%, 9/1/34                                      3,775,639
         1,975,000  Fresno Sewer Rev., Series 1993
                    A-1, 6.25%, 9/1/14 (Ambac)                         2,396,011
         9,350,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                    10,280,138
         1,815,000  Kern High School District GO,
                    7.15%, 8/1/14 (MBIA)(1)                            2,324,307
         1,340,000  Kern High School District GO,
                    Series 1992 C, 6.25%,
                    8/1/13 (MBIA)(1)                                   1,617,487
         3,630,000  Kern High School District GO,
                    Series 1993 D, 7.00%,
                    8/1/17 (MBIA)(1)                                   3,659,476
         1,250,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 5.60%,
                    2/1/34                                             1,300,800

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         1,335,000  Little Lake City School District
                    GO, Series 2000 A, 6.125%,
                    7/1/10 (FSA)                                       1,546,224
         2,240,000  Lodi Unified School District COP,
                    Series 2005 A, (Aspire), 5.00%,
                    8/1/32 (FGIC)                                      2,365,104
         1,605,000  Long Beach Bond Finance Auth.
                    Lease Rev., (Plaza Parking
                    Facility), 5.25%, 11/1/21                          1,703,049
         2,625,000  Los Angeles Community
                    Redevelopment Agency Housing
                    Rev., Series 1994 A, 6.45%,
                    7/1/17 (Ambac)                                     2,684,378
         8,500,000  Los Angeles Department of
                    Water & Power Rev., Series 2001
                    AA3, (Power Systems), 5.25%,
                    7/1/24                                             8,685,640
        12,810,000  Los Angeles Department of
                    Water & Power Rev., Series
                    2003 A, 5.00%, 7/1/38 (FGIC)(4)                   13,371,974
        10,580,000  Manteca Redevelopment Agency
                    Rev., (Sub Amended Merged Area),
                    5.00%, 10/1/36 (Ambac)(4)                         11,187,504
         8,000,000  Metropolitan Water District of
                    Southern California Rev., 5.75%,
                    8/10/18                                            9,482,560
         1,915,000  Mid-Peninsula Regional Open
                    Space District Financing Auth.
                    Rev., 5.90%, 9/1/14 (Ambac)                        2,012,512
         2,165,000  Mid-Peninsula Regional Open
                    Space District GO, 7.00%, 9/1/14                   2,187,018
        10,300,000  Modesto, Stockton, Redding
                    Public Power Agency Rev., Series
                    1989 D, (San Juan), 6.75%,
                    7/1/20 (MBIA)(1)(4)                               12,653,549
         1,065,000  Mountain View School District
                    Santa Clara County GO, Series
                    2000 B, 6.125%, 7/1/10 (FSA)                       1,231,321
         1,000,000  New Haven Unified School District
                    GO, 12.00%, 8/1/18 (FSA)                           1,817,890
         6,110,000  Oakland Redevelopment Agency
                    Tax Allocation Rev., (Central
                    District), 5.50%, 2/1/14 (Ambac)                   6,866,724
         1,680,000  Oceanside COP, Series 2003 A,
                    5.25%, 4/1/17 (Ambac)                              1,840,642
         7,130,000  Ontario COP, (Water System
                    Improvement), 5.00%, 7/1/29
                    (MBIA)                                             7,543,041
         4,650,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 5.20%, 8/15/34                             4,718,820
         3,100,000  Oxnard School District GO, Series
                    2001 A, 5.75%, 8/1/22 (MBIA)                       3,758,037
         2,695,000  Pasadena COP, (Old Pasadena
                    Parking Facility), 6.25%, 1/1/18                   3,167,568
         2,500,000  Pico Rivera Water Auth. Rev.,
                    Series 1999 A, (Water Systems),
                    5.50%, 5/1/29 (MBIA)                               2,948,700
         4,475,000  Pittsburg Redevelopment Agency
                    Tax Allocation Rev., (Los Medanos
                    Community Development), 6.20%,
                    8/1/07, Prerefunded at
                    102% of Par(1)                                     4,875,289
         5,000,000  Pittsburg Redevelopment Agency
                    Tax Allocation Rev., (Los Medanos
                    Community Development), 6.25%,
                    8/1/07, Prerefunded at
                    102% of Par(1)                                     5,452,450
         1,130,000  Pomona COP, Series 2002 AE,
                    (Mission Promenade), 5.375%,
                    10/1/19 (Ambac)                                    1,236,830
         1,000,000  Pomona Unified School District
                    GO, Series 2000 A, 6.55%,
                    8/1/29 (MBIA)                                      1,335,110
         1,000,000  Pomona Unified School District
                    GO, Series 2001 A, 6.15%,
                    8/1/30 (MBIA)                                      1,239,040
         1,110,000  Poway Redevelopment Agency
                    COP, (Paguay Redevelopment),
                    5.375%, 12/15/20 (Ambac)                           1,220,390
           585,000  Redlands Unified School District
                    COP, 6.00%, 9/1/12 (FSA)                             586,562
         5,000,000  Riverside County Redevelopment
                    Agency Tax Allocation Rev.,
                    Series 2004 A, (Housing), 5.00%,
                    10/1/37 (XLCA)                                     5,224,600
         1,580,000  Riverside Redevelopment Agency
                    Tax Allocation Rev., Series 2004 A,
                    5.00%, 8/1/28 (FGIC)                               1,674,642
         1,500,000  Sacramento City Financing Auth.
                    Lease Rev., Series 1993 A, 5.40%,
                    11/1/20 (Ambac)                                    1,752,150
         1,000,000  Sacramento City Financing Auth.
                    Rev., 5.50%, 6/1/20                                1,099,420

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         1,915,000  Sacramento City Financing Auth.
                    Rev., 5.60%, 6/1/24                                2,117,818
         4,000,000  Sacramento County Sanitation
                    District Rev., 5.00%, 8/1/35
                    (MBIA)(2)                                          4,267,480
         5,000,000  Sacramento Power Auth. Rev.,
                    (Cogeneration Projects), 6.00%,
                    7/1/06                                             5,267,850
         1,000,000  Saddleback Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 1997 A,
                    6.00%, 9/1/16 (FSA)                                1,200,310
         1,345,000  San Diego Community College
                    District Lease Rev., 6.125%,
                    12/1/06, Prerefunded at 102%
                    of Par (MBIA)(1)                                   1,436,352
        10,400,000  San Diego County COP, 5.625%,
                    9/1/12 (Ambac)                                    11,878,776
         4,640,000  San Diego County COP, (Burnham
                    Institute), 6.25%, 9/1/29                          4,895,850
         1,955,000  San Jose Unified School District
                    GO, Series 2005 B, (Election
                    2002), 5.00%, 8/1/29 (FGIC)                        2,094,098
         4,435,000  San Marcos Public Facilities
                    Auth. Tax Allocation Rev., Series
                    2005 A, (Areas No. 1 & 3),
                    5.00%, 8/1/34 (Ambac)(2)                           4,737,334
         2,715,000  San Marcos Public Facilities
                    Auth. Rev., Series 2000 A, (Tax
                    Increment Project Area 3),
                    6.75%, 10/1/30                                     2,972,491
         3,535,000  San Mateo County Joint Powers
                    Auth. Lease Rev., (Capital Projects
                    Program), 6.50%, 7/1/15 (MBIA)                     4,330,481
         4,000,000  San Mateo County Joint Powers
                    Auth. Lease Rev., (Capital Projects
                    Program), 6.00%, 7/1/19 (MBIA)                     4,866,960
         3,355,000  Santa Barbara County GO, 5.50%,
                    10/1/22 (Ambac)                                    3,737,772
         2,000,000  Santa Margarita-Dana Point
                    Auth. Rev., Series 1994 B,
                    (Improvement Districts 3, 3A, 4,
                    4A), 7.25%, 8/1/14 (MBIA)                          2,575,120
         1,285,000  Santa Rosa Redevelopment
                    Agency Tax Allocation, Series
                    2005 A, 5.00%, 8/1/25 (Ambac)                      1,377,533
         1,150,000  Santa Rosa Redevelopment
                    Agency Tax Allocation, Series
                    2005 A, 5.00%, 8/1/27 (Ambac)                      1,225,923
         2,470,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/25                                2,515,967
         2,430,000  Sierra Joint Community College
                    District GO, Series 2005 A,
                    5.00%, 8/1/29 (FGIC)                               2,585,058
         2,500,000  South Coast Air Quality
                    Management District Building
                    Corp. Rev., (Installment Sale
                    Headquarters), 6.00%,
                    8/1/11 (Ambac)                                     2,888,500
         2,705,000  South Gate COP, Series 2002 A,
                    5.50%, 9/1/21 (Ambac)                              3,031,358
         2,000,000  South Gate Public Financing
                    Auth. Tax Allocation Rev.,
                    (Redevelopment Project No. 1),
                    5.75%, 9/1/22 (XLCA)                               2,276,800
         2,315,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/28
                    (Ambac)(2)                                         2,449,594
         1,425,000  Southern California Public Power
                    Auth. Rev., 7.00%, 7/1/09
                    (Pittsburgh National Bank)                         1,472,310
         3,260,000  Southern California Public Power
                    Auth. Rev., 6.00%, 7/1/18
                    (Pittsburgh National Bank)                         3,335,727
         7,315,000  Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/12 (FSA)                                8,858,611
         3,730,000  Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/13 (FSA)                                4,543,177
         2,000,000  Southern Orange County Finance
                    Auth. Special Tax Rev., Series
                    1994 A, 7.00%, 9/1/11 (MBIA)                       2,416,080
         1,450,000  Stanton Redevelopment Agency
                    Tax Allocation Rev., (Community
                    Development), 5.45%, 12/1/17
                    (Ambac)                                            1,482,335
         2,850,000  Stockton Health Facilities Auth.
                    Rev., Series 1997 A, (Dameron
                    Hospital Association), 5.70%,
                    12/1/14                                            3,005,183
         1,255,000  Sweetwater Auth. Water Rev.,
                    5.50%, 4/1/17 (FSA)                                1,387,779
         1,325,000  Sweetwater Auth. Water Rev.,
                    5.50%, 4/1/18 (FSA)                                1,463,926
         2,000,000  Taft Public Financing Auth. Lease
                    Rev., Series 1997 A, (Community
                    Correctional Facility), 6.05%,
                    1/1/17                                             2,087,760

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

         2,885,000  Torrance COP, Series 2005 B,
                    (Refinancing & Public
                    Improvement), 5.25%, 6/1/34
                    (Ambac)                                            3,120,185
         1,215,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/18                      1,307,680
         1,285,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/19                      1,382,005
         2,500,000  Ukiah Electric Rev., 6.25%,
                    6/1/18 (MBIA)                                      3,014,975
         1,000,000  University of California Rev.,
                    Series 2004 A, (UCLA Medical
                    Center), 5.50%, 5/15/24 (Ambac)                    1,110,730
         1,445,000  Walnut Valley Unified School
                    District GO, Series 1992 B, 6.00%,
                    8/1/10 (Ambac)(1)                                  1,652,097
         3,020,000  Watsonville Insured Hospital Rev.,
                    Series 1996 A, (Community
                    Hospital), 6.20%, 7/1/12
                    (California Mortgage Insurance)(1)                 3,454,608
         1,675,000  Western Riverside County Trust &
                    Wastewater Finance Auth. Rev.,
                    Series 2005 A, 5.00%, 9/1/35(2)                    1,748,650
         4,525,000  Woodland COP, (Wastewater
                    System Reference), 5.75%,
                    3/1/12 (Ambac)                                     5,169,813
                                                                 ---------------
                                                                     461,039,547
                                                                 ---------------
PUERTO RICO - 1.1%
         4,000,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 II, 5.375%,
                    7/1/17 (XLCA)                                      4,510,160
           500,000  Puerto Rico Public Buildings
                    Auth. Rev., Series 2002 D,
                    (Government Facilities), 5.375%,
                    7/1/12, Prerefunded at 100%
                    of Par(1)                                            560,850
                                                                 ---------------
                                                                       5,071,010
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           466,110,557
(Cost $431,016,769)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 1.8%
CALIFORNIA - 1.8%
         3,175,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 B2, VRDN, 3.05%,
                    6/1/05 (LOC: BNP Paribas)                          3,175,000
         3,600,000  California GO, Series 2004 A-5,
                    (Daily Kindergarten University),
                    VRDN, 2.93%, 6/1/05 (LOC:
                    Citibank N.A.)                                     3,600,000
         1,900,000  Irvine Unified School District
                    Special Tax, (Community Facilities
                    District No. 1-1), VRDN, 2.93%,
                    6/1/05 (LOC: Bank of New York)                     1,900,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  8,675,000
(Cost $8,675,000)                                                ---------------

MUNICIPAL DERIVATIVES - 0.3%
CALIFORNIA - 0.3%
         1,000,000  San Diego County Water Auth.
                    Rev. COP, (Registration Rites),
                    Yield Curve Notes, Inverse Floater,
                    8.50%, 4/22/09 (FGIC)(5)                           1,194,800
                                                                 ---------------
(Cost $1,026,043)
TOTAL INVESTMENT SECURITIES - 100.9%                                 475,980,357
                                                                 ---------------
(COST $440,717,812)

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
                                                                         VALUE
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - (0.9)%                                (4,264,174)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $471,716,183
                                                                 ===============

FUTURES CONTRACTS*

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                    Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
300 U.S. Treasury 10-Year Notes   September 2005   $33,979,688       $(154,799)
                                                   =============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) When-issued security.
(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4) Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security or futures contract.
(5) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $440,717,812
                                            ============
Gross tax appreciation of investments       $ 35,318,351
Gross tax depreciation of investments           (55,806)
                                            ------------
Net tax appreciation of investments         $ 35,262,545
                                            ============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA HIGH-YIELD MUNICIPAL FUND
MAY 31, 2005

[american century investments logo and text logo]

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 97.9%
CALIFORNIA - 97.9%
        $1,000,000  ABC Unified School District GO,
                    Series 2000 B, 6.14%,
                    8/1/21 (FGIC)(1)                                $    482,430
         2,000,000  Alameda Public Financing Auth.
                    Local Agency Rev., Series 1996 A,
                    (Community Facility District
                    No. 1), 7.00%, 8/1/19                              2,112,640
         2,325,000  Alhambra City Elementary School
                    District GO, Series 2004 B,
                    (Election of 1999), 5.00%,
                    9/1/26 (FGIC)                                      2,487,381
         1,200,000  Anaheim Public Financing Auth.
                    Rev., Series 1997 A, 6.00%,
                    9/1/24 (FSA)                                       1,479,696
           880,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Eskaton Gold River Lodge),
                    6.375%, 11/15/15                                     938,828
         3,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Eskaton Gold River Lodge),
                    6.375%, 11/15/28                                   3,171,570
         2,500,000  Beaumont Financing Auth. Rev.,
                    Series 2003 A, 6.875%, 9/1/27                      2,769,000
         2,875,000  Beaumont Financing Auth. Rev.,
                    Series 2004 D, 5.80%, 9/1/35                       2,942,735
           855,000  Beaumont Financing Auth. Rev.,
                    Series 2005 C, 5.50%, 9/1/29                         881,343
         1,190,000  Berryessa Unified School
                    District GO, Series 2000 A,
                    6.18%, 8/1/21 (FSA)(1)                               579,566
         1,220,000  Berryessa Unified School
                    District GO, Series 2000 A,
                    6.05%, 8/1/22 (FSA)(1)                               564,506
         1,000,000  Berryessa Unified School
                    District GO, Series 2000 A,
                    6.06%, 8/1/23 (FSA)(1)                               438,490
         1,000,000  Cabrillo Unified School
                    District GO, Series 1996 A,
                    5.95%, 8/1/17 (Ambac)(1)                             601,640
         2,000,000  Cabrillo Unified School
                    District GO, Series 1996 A,
                    5.95%, 8/1/18 (Ambac)(1)                           1,140,760
         1,815,000  Calaveras Unified School District
                    GO, 5.89%, 8/1/23 (FSA)(1)                           795,859
         1,880,000  Calaveras Unified School District
                    GO, 5.90%, 8/1/24 (FSA)(1)                           777,812
         1,950,000  Calaveras Unified School District
                    GO, 5.91%, 8/1/25 (FSA)(1)                           763,055
         2,885,000  California Communities
                    Development Auth. COP,
                    (Sonoma County Indian Health),
                    6.40%, 9/1/29                                      2,995,755
         2,000,000  California Communities
                    Development Auth. COP,
                    (Windward School), 6.90%,
                    9/1/23                                             2,089,340
         2,000,000  California Communities
                    Development Auth. Rev.,
                    (Thomas Jefferson School of
                    Law), 7.75%, 10/1/31                               2,223,000
         1,505,000  California Educational Facilities
                    Auth. Rev., (Western University
                    Health Sciences), 6.00%, 10/1/21                   1,641,142
         1,250,000  California GO, 5.00%, 3/1/34
                    (Ambac)                                            1,322,475
         4,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1989 A, (Kaiser Permanente),
                    7.15%, 10/1/12 (Ambac)(1)                          3,081,320
         2,500,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1998 A, (Kaiser Permanente),
                    5.50%, 6/1/22 (FSA)(2)                             2,681,250
         4,410,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2000 B, (Union City Tropics),
                    7.30%, 8/15/35                                     4,773,296
         1,905,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2001 B, (Rancho Vallecitos -
                    San Marcos), 6.75%, 11/15/36                       2,030,425
         6,345,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2003 B, (Palomar Estates E&W),
                    7.00%, 9/15/36                                     6,916,113
         2,000,000  California Public Works Board
                    Lease Rev., Series 1993 D,
                    (Department of Corrections),
                    5.25%, 6/1/15 (FSA)                                2,260,900

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         1,405,000  California State and Local
                    Government Financing Auth. Rev.,
                    Series 1997 B, (Marin Valley
                    Mobile Country), 7.50%, 10/1/24                    1,486,701
         6,000,000  California Public Works Board
                    Rev., Series 2005 A, (Department
                    General Services - Butterfield),
                    5.25%, 6/1/30                                      6,489,780
         4,630,000  California University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    6.00%, 7/1/12                                      5,432,796
         2,500,000  California University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    6.00%, 7/1/12                                      2,933,475
         2,455,000  California University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    7.00%, 7/1/12                                      3,013,390
         4,070,000  Capistrano Unified School District
                    No. 90-2 Talega Community
                    Facilities Special Tax Rev.,
                    6.00%, 9/1/32                                      4,412,124
         6,250,000  Capistrano Unified School District
                    No. 90-2 Talega Community
                    Facilities Special Tax Rev.,
                    6.00%, 9/1/33                                      6,704,813
         1,000,000  Carmel Unified School District
                    GO, 5.50%, 8/1/25 (MBIA)                           1,094,140
         1,075,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.00%,
                    8/1/23 (MBIA)(1)                                     468,872
         1,075,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.00%,
                    8/1/24 (MBIA)(1)                                     442,932
         1,085,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.05%,
                    8/1/25 (MBIA)(1)                                     422,651
         1,085,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.05%,
                    8/1/26 (MBIA)(1)                                     399,204
         1,700,000  Chino Valley Unified School
                    District COP, Series 2001 A,
                    5.375%, 9/1/20 (FSA)                               1,872,125
         2,140,000  Chula Vista Community Facilities
                    District No. 01-1 Area A Special
                    Tax Rev., 6.10%, 9/1/32                            2,255,817
         3,600,000  Chula Vista Community Facilities
                    District No. 06-1 Eastlake Woods
                    Area A Special Tax Rev.,
                    6.20%, 9/1/33                                      3,853,368
         7,715,000  Chula Vista Community Facilities
                    District No. 99-1 Special Tax
                    Rev., 7.625%, 9/1/29                               8,580,236
         2,000,000  City of Lincoln Community
                    Facilities District No. 2003-1
                    Special Tax Rev., 6.00%, 9/1/34                    2,090,920
         1,780,000  Clovis Public Financing Auth.
                    Lease Rev., (Corporate Yard),
                    5.375%, 3/1/20 (Ambac)                             1,943,600
           560,000  Corcoran COP, 8.75%, 6/1/16
                    (Acquired 4/28/92, Cost
                    $560,000)(3)                                         663,281
         2,050,000  Corona-Norco Unified School
                    District GO, Series 2000 B, 6.03%,
                    9/1/22 (FSA)(1)                                      945,009
         1,750,000  Del Mar Race Track Auth. Rev.,
                    6.20%, 8/15/11                                     1,840,790
         1,010,000  Dixie Elementary School District
                    GO, 5.94%, 8/1/24 (FSA)(1)                           418,100
         1,035,000  Dixie Elementary School District
                    GO, 5.94%, 8/1/25 (FSA)(1)                           405,171
         1,150,000  Duarte Unified School District
                    GO, Series 1999 B, 6.08%,
                    11/1/23 (FSA)(1)                                     498,571
         4,450,000  El Dorado County Community
                    Facilities District No. 1992-1
                    Special Tax Rev., 5.60%, 9/1/09                    4,761,901
         2,500,000  El Dorado County Community
                    Facilities District No. 2001-1
                    Special Tax Rev., 6.30%, 9/1/31                    2,652,900
         1,000,000  El Segundo Unified School
                    District GO, 5.375%,
                    9/1/12 (FGIC)                                      1,139,550
         4,225,000  Florin Resource Conservation
                    District COP, Series 1999 A,
                    (Elk Grove Water Works),
                    6.75%, 9/1/09, Prerefunded at
                    102% of Par(2)                                     4,945,912
         3,785,000  Folsom Public Financing Auth.
                    Rev., Series 1997 A, 6.875%,
                    9/2/19                                             3,918,459

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         2,125,000  Folsom Public Financing Auth.
                    Rev., Series 2005 A, 5.00%,
                    12/1/34 (FSA)                                      2,244,255
         4,250,000  Folsom Special Tax Rev.,
                    (Community Facilities District
                    No. 10), 7.00%, 9/1/24                             4,593,528
         6,500,000  Folsom Special Tax Rev.,
                    (Community Facilities District
                    No. 14), 6.30%, 9/1/32                             6,897,540
         2,495,000  Folsom Special Tax Rev.,
                    (Community Facilities District
                    No. 7), 5.75%, 9/1/14                              2,657,025
         3,000,000  Foothill-De Anza Community
                    College District GO, 6.16%,
                    8/1/21 (MBIA)(1)                                   1,461,090
         3,000,000  Fullerton Community Facilities
                    District No. 1 Special Tax Rev.,
                    (Amerige Heights), 6.20%, 9/1/32                   3,145,590
         5,000,000  Fullerton Unified School District
                    Community Facilities District No. 1
                    Special Tax Rev., 6.375%, 9/1/31                   5,504,750
         1,165,000  Gateway Improvement Auth. Rev.,
                    Series 1995 A, (Marin City
                    Community Facility), 7.75%,
                    9/1/05, Prerefunded at 102%
                    of Par(2)                                          1,202,595
         1,600,000  Glendale Electric Works Rev.,
                    5.875%, 2/1/21 (MBIA)                              1,786,816
         2,630,000  Glendale Unified School District
                    GO, Series 1999 C, 6.00%,
                    9/1/22 (FSA)                                       2,941,050
         3,920,000  Golden State Tobacco
                    Securitization Corp. Rev., Series
                    2003 A-1, 6.25%, 6/1/33                            4,156,337
         1,750,000  Golden State Tobacco
                    Securitization Corp. Rev., Series
                    2003 A-1, 6.75%, 6/1/39                            1,911,928
         3,460,000  Hawaiian Gardens COP, Series
                    2000 A, 8.00%, 6/1/23                              3,709,674
         2,000,000  Highland Special Tax Rev.,
                    (Community Facilities District
                    No. 01-1), 6.45%, 9/1/28                           2,100,820
         5,000,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                     5,497,400
         2,000,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area),
                    6.50%, 8/15/34                                     2,118,300
         1,000,000  Laguna Salada Union School
                    District GO, Series 2000 C, 6.12%,
                    8/1/29 (FGIC)(1)                                     316,310
         2,500,000  Lake Elsinore School Financing
                    Auth. Rev., (Horsethief Canyon),
                    5.625%, 9/1/16                                     2,659,425
         2,000,000  Los Angeles Community Facilities
                    District Special Tax Rev.,
                    (Cascades Business Park),
                    6.40%, 9/1/22                                      2,110,600
         1,500,000  Los Angeles Unified School
                    District GO, Series 2003 A, 5.00%,
                    1/1/28 (MBIA)                                      1,595,760
         1,500,000  Manhattan Beach Unified School
                    District GO, Series 1999 C,
                    5.90%, 9/1/24 (FGIC)(1)                              618,210
         7,225,000  Menlo Park Community
                    Development Agency Multifamily
                    Rev., (Las Pulgas), 5.55%,
                    6/1/30 (Ambac)                                     7,943,381
         2,230,000  Milpitas Improvement Bond Act
                    1915 Special Assessment, Series
                    1996 A, (Local Improvement
                    District 18), 6.75%, 9/2/16                        2,315,008
         5,000,000  Modesto High School District GO,
                    Series 2002 A, 5.92%,
                    8/1/25 (FGIC)(1)                                   1,956,950
         4,000,000  Moreno Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities No. 2002-1),
                    6.20%, 9/1/32                                      4,235,840
         1,920,000  Murrieta Community Facilities
                    District No. 2 Special Tax Rev.,
                    Series 2004 A, (The Oaks
                    Improvement Area), 6.00%, 9/1/34                   2,036,544
         4,100,000  Murrieta Community Facilities
                    District No. 2000-1 Special Tax
                    Rev., 6.375%, 9/1/30                               4,375,520
         3,500,000  Oceanside Community
                    Development Commission Tax
                    Allocation Rev., (Downtown
                    Redevelopment), 5.70%, 9/1/25                      3,676,925

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         3,000,000  Oceanside Community Facilities
                    District Special Tax Rev., Series
                    2002 A, (No. 2001-1 Morrow Hills
                    Development), 6.20%, 9/1/32                        3,182,160
         1,000,000  Oceanside Community Facilities
                    District Special Tax Rev., (Morro
                    Hills Development No. 2001-1),
                    5.50%, 9/1/29                                      1,015,480
         2,000,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 1999 A, (No. 99-1 Ladera
                    Ranch), 6.50%, 8/15/21                             2,282,340
         1,300,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 1999 A, (No. 99-1 Ladera
                    Ranch), 6.70%, 8/15/29                             1,493,648
         4,590,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2000 A, (No. 01-1 Ladera
                    Ranch), 6.25%, 8/15/30                             4,975,101
         2,400,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2002 A, (No. 01-1 Ladera
                    Ranch), 6.00%, 8/15/32                             2,577,912
         2,300,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 5.20%, 8/15/34                             2,334,040
         3,000,000  Oxnard School District GO, Series
                    2001 A, 5.75%, 8/1/30 (MBIA)                       3,588,060
         1,150,000  Pacifica COP, (Public Safety
                    Building), 5.80%, 11/1/20 (MBIA)                   1,286,620
        10,000,000  Palmdale Water District COP,
                    5.00%, 10/1/34 (FGIC)(4)                          10,560,499
         2,680,000  Palomar Pomerado Health Care
                    District COP, (Indian Health
                    Council Inc.), 6.25%, 10/1/29                      2,855,138
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2004 A,
                    6.125%, 9/1/34                                     3,220,590
         1,000,000  Perris Union High School
                    District GO, Series 2000 A,
                    6.40%, 9/1/24 (FGIC)(1)                              413,540
         1,000,000  Perris Union High School
                    District GO, Series 2000 A,
                    6.40%, 3/1/25 (FGIC)(1)                              400,280
         2,900,000  Pittsburg Redevelopment Agency
                    Tax Allocation Rev., (Los Medanos
                    Community Development), 6.20%,
                    8/1/25 (Ambac)(1)                                  1,129,666
         1,000,000  Placentia COP, (Improvement),
                    5.60%, 7/1/30                                      1,002,250
         1,750,000  Placer County Water Agency Rev.,
                    (Capital Improvement), 5.50%,
                    7/1/09 (Ambac)                                     1,940,610
         2,640,000  Placer Union High School
                    District GO, Series 2000 A,
                    6.20%, 8/1/16 (FGIC)(1)                            1,676,110
         1,600,000  Placer Union High School
                    District GO, Series 2000 A,
                    6.28%, 8/1/18 (FGIC)(1)                              912,848
         2,925,000  Placer Union High School
                    District GO, Series 2000 A,
                    6.35%, 8/1/21 (FGIC)(1)                            1,426,347
         2,100,000  Placer Union High School
                    District GO, Series 2000 A,
                    6.37%, 8/1/22 (FGIC)(1)                              973,329
         3,525,000  Placer Union High School
                    District GO, Series 2000 A,
                    6.39%, 8/1/23 (FGIC)(1)                            1,548,427
         1,000,000  Placer Union High School
                    District GO, Series 2000 A,
                    6.40%, 8/1/24 (FGIC)(1)                              415,130
         4,835,000  Pleasant Valley School
                    District-Ventura County GO,
                    Series 2002 A, 5.85%,
                    8/1/31 (MBIA)                                      5,994,433
         4,460,000  Pomona Improvement Bond Act
                    1915 Special Assessment, (Rio
                    Rancho Assessment District),
                    7.50%, 3/2/06                                      4,780,094
         1,815,000  Redondo Beach Public Financing
                    Auth. Rev., (South Bay Center
                    Redevelopment), 7.125%, 7/1/08                     1,896,112
         1,000,000  Richmond Joint Powers Financing
                    Auth. Rev., Series 1995 A,
                    5.25%, 5/15/13                                     1,030,130
         1,700,000  Richmond Wastewater Rev.,
                    6.18%, 8/1/23 (FGIC)(1)                              745,433
         2,905,000  Richmond Wastewater Rev.,
                    6.20%, 8/1/26 (FGIC)(1)                            1,075,489
         2,365,000  Riverside County COP, 5.75%,
                    11/1/31 (MBIA)                                     2,676,967
         2,040,000  Riverside County Improvement
                    Bond Act 1915 Special
                    Assessment, (District No. 168 -
                    Rivercrest), 6.70%, 9/2/26                         2,183,718

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         4,765,000  Riverside Unified School District
                    Community Facilities (District
                    No. 7) Special Tax Rev., Series
                    2000 A, 7.00%, 5/31/30                             5,460,309
         4,315,000  Rohnert Park Finance Auth. Rev.,
                    Series 2001 A, (Las Casitas de
                    Sonoma), 6.40%, 4/15/36                            4,620,631
           635,000  Sacramento County Special Tax
                    Rev., (Community Facilities
                    District No. 1), 5.60%, 9/1/07                       657,485
           645,000  Sacramento County Special Tax
                    Rev., (Community Facilities
                    District No. 1), 5.70%, 9/1/08                       677,682
         1,500,000  Sacramento County Special Tax
                    Rev., (Community Facilities
                    District No. 1), 6.30%, 9/1/21                     1,568,670
         3,970,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    1997 K, 5.25%, 7/1/24 (Ambac)                      4,584,477
         5,000,000  Sacramento Power Auth. Rev.,
                    (Cogeneration Projects), 6.00%,
                    7/1/06                                             5,267,850
         1,520,000  Sacramento Special Tax, (North
                    Natomas Community Facilities
                    97-01), 5.10%, 9/1/35(5)                           1,525,335
         4,000,000  Sacramento Special Tax, (North
                    Natomas Community
                    Facilities), 6.30%, 9/1/26                         4,269,480
         2,575,000  San Bruno Park School District
                    GO, Series 2000 B, 5.94%,
                    8/1/24 (FGIC)(1)                                   1,065,947
         2,660,000  San Bruno Park School District
                    GO, Series 2000 B, 5.94%,
                    8/1/25 (FGIC)(1)                                   1,041,310
         3,970,000  San Diego County Improvement
                    Bond Act 1915 Special
                    Assessment, 6.25%, 9/2/12                          4,108,871
         1,000,000  San Diego Special Tax Rev.,
                    Series 1995 B, (Community
                    Facilities District No. 1), 7.10%,
                    9/1/05, Prerefunded at 102%
                    of Par(2)                                          1,030,720
         1,250,000  San Francisco City and County
                    Redevelopment Agency Lease
                    Rev., (George R. Moscone),
                    7.05%, 7/1/13(1)                                     900,400
         1,580,000  San Juan California Unified
                    School District GO, 5.94%,
                    8/1/24 (FGIC)(1)                                     654,057
         1,595,000  San Juan California Unified
                    School District GO, 5.94%,
                    8/1/25 (FGIC)(1)                                     624,395
         1,500,000  San Marcos Public Facilities
                    Auth. Special Tax Rev., (Area 3-A),
                    5.00%, 10/1/34 (Ambac)                             1,575,225
         5,000,000  San Marcos Public Facilities
                    Auth. Special Tax Rev., Series
                    2004 A, 5.00%, 9/1/34 (FGIC)                       5,278,150
         2,790,000  San Marcos Public Facilities
                    Auth. Special Tax, Series 2004 A,
                    5.45%, 9/1/24                                      2,822,197
         3,005,000  Santa Barbara County Rev.,
                    5.50%, 9/1/22 (Ambac)                              3,344,715
         7,755,000  Shasta Lake Public Finance Auth.
                    Rev., (Electrical Enterprise),
                    6.25%, 4/1/13                                      9,409,373
         2,160,000  Soledad Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 02-01), 6.75%, 9/2/33                 2,404,685
           500,000  Southern California Public Power
                    Auth. Rev., (Pooled Project),
                    6.75%, 7/1/10 (FSA)                                  584,310
         2,400,000  Southern California Public Power
                    Auth. Rev., (Transmission),
                    6.35%, 7/1/14 (MBIA)(1)                            1,694,040
         1,250,000  Southern California Public Power
                    Auth. Rev., (Transmission),
                    6.35%, 7/1/15 (MBIA)(1)                              839,100
         1,200,000  Southwestern Community College
                    District GO, 5.625%,
                    8/1/11 (Ambac)                                     1,378,176
         1,000,000  Stockton Community Facilities
                    District Special Tax Rev.,
                    (Brookside Estates No. 90-2),
                    6.20%, 8/1/15                                      1,036,570
         4,195,000  Stockton Community Facilities
                    District Special Tax Rev.,
                    (Spanos Park West No. 2001-1),
                    6.375%, 9/1/32                                     4,516,211

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         5,000,000  Sunnyvale Special Tax Rev.,
                    (Community Facilities District
                    No. 1), 7.75%, 8/1/32                              5,250,000
         2,690,000  Tahoe-Truckee Unified School
                    District GO, Series 1999 A,
                    (Improvement District No. 2),
                    6.19%, 8/1/22 (FGIC)(1)                            1,244,690
         2,220,000  Tahoe-Truckee Unified School
                    District GO, Series 1999 A,
                    (Improvement District No. 2),
                    6.19%, 8/1/23 (FGIC)(1)                              973,448
         1,665,000  Tehama Community COP,
                    (Social Services Building),
                    7.00%, 10/1/05, Prerefunded at
                    102% of Par(2)                                     1,721,627
         2,000,000  Tustin Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 97-1),
                    6.375%, 9/1/08, Prerefunded
                    at 102% of Par(2)                                  2,253,860
         1,500,000  University of California Rev.,
                    Series 2003 A, 5.00%,
                    5/15/23 (Ambac)                                    1,616,895
         2,500,000  Val Verde Unified School District
                    Special Tax, 5.40%, 9/1/30                         2,557,200
         2,600,000  Val Verde Unified School District
                    Special Tax, 5.45%, 9/1/36                         2,654,574
         2,500,000  West Basin Municipal Water
                    District COP, Series 2003 A,
                    5.00%, 8/1/30 (MBIA)                               2,632,500
         2,000,000  West Contra Costa Unified School
                    District COP, 7.125%, 1/1/24                       2,045,460
           500,000  West Sacramento Special Tax Rev.,
                    (Community Facilities District
                    No. 20), 5.125%, 9/1/25                              499,960
         1,740,000  West Sacramento Special Tax Rev.,
                    (Community Facilities District
                    No. 20), 5.30%, 9/1/35                             1,744,628
         3,235,000  West Sacramento Special Tax Rev.,
                    (Community Facilities District
                    No. 10), 6.75%, 9/1/26                             3,482,122
         1,000,000  West Sacramento Special Tax Rev.,
                    (Community Facilities District
                    No. 10), 6.20%, 9/1/29                             1,043,960
         2,000,000  Yuba City Redevelopment Agency
                    Tax Allocation Rev., 6.00%, 9/1/31                 2,092,940
         2,895,000  Yuba City Unified School District
                    GO, 6.05%, 9/1/24 (FGIC)(1)                        1,194,940
         1,500,000  Yuba City Unified School District
                    GO, 6.05%, 3/1/25 (FGIC)(1)                          599,265
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           394,939,027
(Cost $362,431,672)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 1.9%
CALIFORNIA - 1.9%
           300,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 B2, VRDN, 3.05%,
                    6/1/05 (LOC: BNP Paribas)                            300,000
         1,400,000  California Economic Recovery
                    Rev., Series 2004 C1, VRDN,
                    3.05%, 6/1/05 (SBBPA:
                    Landesbank Baden-Wuerttemberg)                     1,400,000
         1,400,000  California GO, Series 2004-3A,
                    (Daily Kindergarten University),
                    VRDN, 3.05%, 6/1/05 (LOC:
                    Citibank N.A., California State
                    Teacher's Retirement)                              1,400,000
         3,500,000  California GO, Series 2004 A-5,
                    (Daily Kindergarten University),
                    VRDN, 2.93%, 6/1/05 (LOC:
                    Citibank N.A.)                                     3,500,000
         1,100,000  Orange County Sanitation District
                    COP, Series 2000 A, VRDN, 2.93%,
                    6/1/05 (SBBPA: Dexia Public
                    Finance Bank)                                      1,100,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  7,700,000
(Cost $7,700,000)                                                ---------------

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  402,639,027
                                                                 ---------------
(COST $370,131,672)
OTHER ASSETS AND LIABILITIES - 0.2%                                      626,597
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $403,265,624
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2005.
(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2005, was $663,281, which represented 0.2% of net assets.
(4) Security, or a portion thereof, has been segregated for a when-issued security.
(5) When-issued security.

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $370,131,672
                                           ============
Gross tax appreciation of investments      $ 32,507,355
Gross tax depreciation of investments                 -
                                           ------------
Net tax appreciation of investments        $ 32,507,355
                                           ============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:     /s/ William M. Lyons
        -----------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:    July 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -----------------------------------------
        Name:   William M. Lyons
        Title:  President
                (principal executive officer)

Date:    July 28, 2005

By:      /s/ Maryanne L. Roepke
         ----------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    July 28, 2005